UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23341

Name of Fund: BlackRock Funds IV

BlackRock Systematic Multi-Strategy Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2019

Date of reporting period: 12/31/2019

Item 1 –	Report to Stockholders

DECEMBER 31, 2019

2019 Annual Report

BlackRock Funds IV

•	BlackRock Systematic Multi-Strategy Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

U.S. equities and bonds finished the last year of the decade with impressive returns, putting an exclamation point on a decade of strong performance despite the fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. In many ways, it was fitting that the themes of 2019 — geopolitical uncertainty, fears of recession, and decisive monetary stimulus — put the capstone on a decade that was defined by grappling with these competing forces.

Equity and bond markets posted solid returns, particularly in the second half of the year, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that has characterized this economic cycle. U.S. large cap equities advanced the most, while equities at the high end of the risk spectrum — emerging markets and U.S. small cap — lagged while still posting solid returns.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Long-term bonds, particularly long-term Treasuries, generally posted the strongest returns, as inflation remained low. Investment-grade and high-yield corporate bonds also posted solid returns, as the credit fundamentals in corporate markets remained relatively solid.

As equity performance faltered in late 2018 and global economic growth slowed, the U.S. Federal Reserve (the “Fed”) shifted away from policies designed to decrease inflation in favor of renewed efforts to stimulate economic activity. The Fed left interest rates unchanged in January 2019, then reduced interest rates three times thereafter, starting in July 2019. Similarly, the Fed took measures to support liquidity in short-term lending markets. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history.

Looking ahead, we believe U.S. economic growth will stabilize and gradually improve in 2020. The primary drivers of recent market performance — trade and monetary policies — could take a back seat to a nascent expansion in manufacturing and a recent uptick in global growth. The headwinds of policy uncertainty in 2019 could become tailwinds in 2020 due to pro-cyclical policy shifts.

Overall, we favor increasing investment risk to benefit from the brighter outlook. In addition to having a positive view for equities overall, we favor emerging market equities over developed market equities. Increasing cyclical exposure through value-style investing and maintaining a meaningful emphasis on high-quality companies through quality factors also makes sense for diversified investors. In fixed income, government bonds continue to be important portfolio stabilizers, while emerging market bonds, particularly local currency bonds, offer relatively attractive income opportunities.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.92%	31.49%
U.S. small cap equities (Russell 2000® Index)	7.30	25.52
International equities (MSCI Europe, Australasia, Far East Index)	7.01	22.01
Emerging market equities (MSCI Emerging Markets Index)	7.09	18.42
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.03	2.28
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	1.36	8.91
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.45	8.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.21	7.26
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.98	14.32
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of December 31, 2019	BlackRock Systematic Multi-Strategy Fund

Investment Objective

BlackRock Systematic Multi-Strategy Fund’s (the “Fund”) investment objective is to seek total return comprised of current income and capital appreciation.

On November 28, 2018, the Board of BlackRock Funds IV approved a proposal to change the name of BlackRock Alternative Capital Strategies Fund to BlackRock Systematic Multi-Strategy Fund. This change became effective January 4, 2019.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended December 31, 2019, the Fund outperformed the benchmark ICE BofAML 3-Month U.S. Treasury Bill Index, but underperformed its other benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

Fund Strategies

Core allocation across fixed-income and equity markets to balance interest rate and credit exposures. Strategies in the core portfolio may include mortgages, duration and curve, investment grade corporates, emerging markets, securitized credit, dividend equities and high yield.

Long/short alpha strategies seek equity securities and equity derivatives, primarily total return swaps, within a global opportunity set. These strategies seek to identify opportunities through a systematic approach by evaluating predicted returns relative to risk for each security. These strategies seek to provide an uncorrelated source of defensive returns.

Long/short macro strategies seek to capture returns through tactical trades to fixed income and equity markets. These strategies seek to tactically allocate and time directional exposures across several asset classes, such as credit default swaps, U.S. Treasures, U.K. Gilts and index futures.

What factors influenced performance?

The Fund’s directional asset allocation (“DAA”) strategy was the biggest contributor to the Fund’s relative performance. The primary driver of the DAA strategy’s outperformance was its exposure to the high-yield arena, dividend equity securities, investment-grade bonds, mortgages, and securitized credit. Interest rate exposure within the DAA strategy also contributed, as rates moved favorably throughout the year. The strategy met its role within the Fund to provide upside participation in strong markets. The macro strategy also contributed slightly to relative returns over the period.

The defensive equity long/short strategy detracted from the Fund’s relative performance during the period. The role of this strategy is to provide ballast for the Fund, and it tends to do best in down markets, as differences in individual stock performance widen and investors focus more on credit fundamentals and balance sheet metrics. The risk-on market rally throughout 2019 was not the optimal environment for this strategy, as many individual stocks moved higher in concert, and investors focused more on metrics related to corporate income statements, earnings and growth.

Describe recent portfolio activity.

The Fund applied its systematic investment approach, which combines asset allocation, defensive long/short alpha and macro strategies across diversified asset classes. The Fund seeks to provide diversified alpha sources for balanced, consistent returns over time through various market conditions.

The Fund’s strategies performed well to capture the market’s upside in a strong year for both risk and risk-free assets. The DAA’s balancing of spread and rate exposure helped the strategy capture the rally across credit, equity, and interest rate markets. In the middle of the period, the Fund’s regime model turned slightly more defensive upon observing a slight deterioration of leading economic indicators while valuations remained elevated. For this reason, the Fund slightly reduced allocations to high-yield, investment-grade, and dividend equity securities, while increasing allocations to mortgages, which have more defensive characteristics as a spread-focused asset.

The Fund continued to use leveraged strategies, which involve holding cash in order to back investments in to-be-announced mortgage derivative securities. Despite having a reported cash position exceeding 5%, the Fund’s investable cash position is negative due to unsettled forward transactions on derivatives, which had a positive impact on Fund performance during the period.

Describe portfolio positioning at period end.

At period end, the Fund continued to target 50% risk contribution from the DAA strategy and 50% risk contribution total from the macro and defensive equity long/short strategies. The Fund remained diversified across fixed income sectors within the DAA strategy to support its goal of participating in market upside and maintaining protection during selloffs, while its macro and defensive equity long/short strategies continued to provide portfolio ballast and uncorrelated returns to provide strong overall risk-adjusted performance across different market environments.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2019 (continued)	BlackRock Systematic Multi-Strategy Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
(c)

The Fund invests in a range of global asset classes, with a focus on fixed and floating rate debt securities and equity securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Alternative Capital Strategies Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.

(d)

ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index that tracks 3-month U.S. Treasury securities. Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Performance Summary for the Period Ended December 31, 2019

		Average Annual Total Returns (a)
		1 Year		Since Inception (b)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	1.00%	8.43%	N/A	4.76%	N/A
Investor A	0.95	8.25	3.92%	4.52	3.60%
Investor C	0.45	7.43	6.43	3.71	3.71
ICE BofAML 3-Month U.S. Treasury Bill Index	1.03	2.28	N/A	1.16	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.45	8.72	N/A	3.24	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees.

(b)	The Fund commenced operations on May 19, 2015.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (07/01/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (07/01/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,010.00	$4.81	$1,000.00	$1,020.42	$4.84	0.95%
Investor A	1,000.00	1,009.50	6.08	1,000.00	1,019.16	6.11	1.20
Investor C	1,000.00	1,004.50	9.85	1,000.00	1,015.37	9.91	1.95

(a)	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365.
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on Page 7 for further information on how expenses were calculated.

FUND SUMMARY	5

Fund Summary as of December 31, 2019 (continued)	BlackRock Systematic Multi-Strategy Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets (a)
U.S. Government Sponsored Agency Securities	46%
Corporate Bonds	33
Asset-Backed Securities	9
Common Stocks	6
U.S. Treasury Obligations	5
Non-Agency Mortgage-Backed Securities	4
Short-Term Securities	27
Liabilities in Excess of Other Assets	(30)

(a)	Does not include underlying investment in total return swaps.

INDUSTRY

	Percentage of Total Investments (b)
Industry	Long	Short	Total
Consumer Discretionary	4%	4%	8%
Industrials	4	2	6
Equity Real Estate Investment Trusts (REITs)	3	1	4
Financials	2	2	4
Diversified Financial Services	2	—	2
Health Care Providers & Services	2	—	2
Banks	2	—	2
Drug & Grocery Store Chains	2	—	2
Consumer Staples	2	2	4
Utilities	2	1	3
Health Care	1	2	3
Oil, Gas & Consumable Fuels	1	1	2
Energy	1	2	3
Information Technology	1	1	2
Materials	1	1	2
Communication Services	1	1	2
Media	1	—	1
Agency Obligations	1	—	1
Hotels, Restaurants & Leisure	1	—	1
Food Products	1	—	1
Consumer Finance	1	—	1
Others(c)	44	—	44

	80%	20%	100%

(b)	Total investments include the gross notional values of long and short positions of the underlying derivative contracts utilized by the Fund and exclude short-term securities and TBA sale commitments.
(c)

Consist of Asset-Backed Securities (4%), Non-Agency Mortgaged-Backed Securities (2%) and U.S. Government Sponsored Agency Obligations (22%) with the remainder consisting of other industries held that were each less than 1% of investments (16% long).

6	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. With respect to the Fund’s contractual waiver, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on July 1, 2019 and held through December 31, 2019) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

ABOUT FUND PERFORMANCE / DISCLOSURE OF EXPENSES / DERIVATIVE FINANCIAL INSTRUMENTS	7

Schedule of Investments December 31, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 6.0%

Aerospace & Defense — 0.1%
Lockheed Martin Corp.	614	$239,079

Banks — 0.0%
U.S. Bancorp	1,761	104,410

Beverages — 0.2%
Coca-Cola European Partners PLC	8,454	430,139
PepsiCo, Inc.	3,098	423,404

		853,543

Biotechnology — 0.1%
AbbVie, Inc.	2,711	240,032
Amgen, Inc.	497	119,812

		359,844

Capital Markets — 0.0%
Virtu Financial, Inc., Class A	6,648	106,302

Distributors — 0.1%
Genuine Parts Co.	2,424	257,501

Diversified Consumer Services — 0.1%
H&R Block, Inc.	11,898	279,365

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	10,575	413,271
Verizon Communications, Inc.	6,954	426,976

		840,247

Electric Utilities — 0.8%
Alliant Energy Corp.	2,390	130,781
American Electric Power Co., Inc.	4,225	399,305
Duke Energy Corp.	3,188	290,778
Entergy Corp.	3,538	423,852
Evergy, Inc.	4,693	305,467
Eversource Energy	4,796	407,996
NextEra Energy, Inc.	1,757	425,475
Pinnacle West Capital Corp.	3,229	290,384

		2,674,038

Equity Real Estate Investment Trusts (REITs) — 1.0%
EPR Properties	6,022	425,394
Gaming and Leisure Properties, Inc.	9,871	424,947
National Health Investors, Inc.	5,274	429,725
Omega Healthcare Investors, Inc.	10,222	432,902
Public Storage	2,012	428,475
Simon Property Group, Inc.	2,893	430,941
Spirit Realty Capital, Inc.	8,678	426,784
Ventas, Inc.	7,467	431,145

		3,430,313

Food Products — 0.5%
General Mills, Inc.	1,987	106,424
Hershey Co.	2,883	423,743
Hormel Foods Corp.	2,680	120,895
Ingredion, Inc.	1,172	108,937
J.M. Smucker Co.	4,045	421,206
Kellogg Co.	6,331	437,852

		1,619,057

Health Care Providers & Services — 0.1%
Quest Diagnostics, Inc.	2,346	250,529

Hotels, Restaurants & Leisure — 0.2%
Cracker Barrel Old Country Store, Inc.	2,724	418,788
Darden Restaurants, Inc.	3,878	422,741

		841,529

Security	Shares	Value

Household Products — 0.4%
Clorox Co.	2,103	$322,895
Colgate-Palmolive Co.	4,534	312,120
Kimberly-Clark Corp.	3,092	425,305
Procter & Gamble Co.	2,446	305,505

		1,365,825

Insurance — 0.6%
Aflac, Inc.	5,592	295,817
American Financial Group, Inc.	3,339	366,121
Everest Re Group Ltd.	1,326	367,090
Fidelity National Financial, Inc.	9,286	421,120
Hanover Insurance Group, Inc.	3,096	423,130
Travelers Cos., Inc.	3,098	424,271

		2,297,549

IT Services — 0.1%
Paychex, Inc.	2,235	190,109

Media — 0.1%
Cinemark Holdings, Inc.	3,000	101,550
Omnicom Group, Inc.	3,817	309,253

		410,803

Multi-Utilities — 0.4%
CMS Energy Corp.	2,442	153,455
Consolidated Edison, Inc.	3,933	355,818
Dominion Energy, Inc.	5,168	428,014
DTE Energy Co.	1,737	225,584
WEC Energy Group, Inc.	4,586	422,967

		1,585,838

Oil, Gas & Consumable Fuels — 0.5%
Chevron Corp.	2,530	304,890
Enterprise Products Partners LP	11,293	318,011
Exxon Mobil Corp.	2,026	141,374
Magellan Midstream Partners LP	6,770	425,630
Phillips 66 Partners LP	7,014	432,343

		1,622,248

Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co.	1,682	107,968
Eli Lilly & Co.	2,658	349,341
Johnson & Johnson	2,909	424,336
Merck & Co., Inc.	4,698	427,283
Pfizer, Inc.	2,712	106,256

		1,415,184

Tobacco — 0.1%
Philip Morris International, Inc.	4,917	418,388

Trading Companies & Distributors — 0.0%
Watsco, Inc.	591	106,469

Total Common Stocks — 6.0% (Cost — $20,724,027)		21,268,170

	Par (000)

Asset-Backed Securities — 9.3%
American Credit Acceptance Receivables Trust, Series 2017-1, Class D, 3.54%, 03/13/23(a)	$1,194	1,201,838
AmeriCredit Automobile Receivables Trust, Class D:
Series 2016-3, 2.71%, 09/08/22	1,200	1,207,171
Series 2017-3, 3.18%, 07/18/23	150	152,360
Avant Loans Funding Trust(a):
Series 2018-A, Class B, 3.95%, 12/15/22	91	90,869
Series 2019-A, Class A, 3.48%, 07/15/22	91	91,513
Series 2019-B, Class A, 2.72%, 10/15/26	1,664	1,665,064
Series 2019-B, Class B, 3.15%, 10/15/26	1,200	1,202,258

8	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Avid Automobile Receivables Trust, Series 2019-1, Class A, 2.62%, 02/15/24(a)	$888	$887,557
CLUB Credit Trust, Series 2017-P2, Class A, 2.61%, 01/15/24(a)	2	1,831
Conn’s Receivables Funding LLC, Class A(a):
Series 2018-A, 3.25%, 01/15/23	17	17,461
Series 2019-A, 3.40%, 10/16/23	110	110,484
Series 2019-B, 2.66%, 06/17/24	2,493	2,494,056
Consumer Loan Underlying Bond CLUB Credit Trust, Class A(a):
Series 2019-HP1, 2.59%, 12/15/26	2,270	2,270,895
Series 2019-P2, 2.47%, 10/15/26	1,369	1,370,040
Consumer Loan Underlying Bond Credit Trust(a):
Series 2018-P1, Class A, 3.39%, 07/15/25	27	27,107
Series 2018-P1, Class B, 4.07%, 07/15/25	2,500	2,535,358
Series 2018-P2, Class A, 3.47%, 10/15/25	35	35,199
Series 2019-P1, Class A, 2.94%, 07/15/26	698	700,306
Drive Auto Receivables Trust:
Series 2017-1, Class D, 3.84%, 03/15/23	150	151,524
Series 2017-2, Class D, 3.49%, 09/15/23	100	100,758
Series 2017-3, Class D, 3.53%, 12/15/23(a)	250	252,300
Series 2017-BA, Class D, 3.72%, 10/17/22(a)	94	94,722
Series 2018-2, Class D, 4.14%, 08/15/24	225	229,543
Series 2018-3, Class B, 3.37%, 09/15/22	23	22,859
Series 2019-1, Class B, 3.41%, 06/15/23	200	201,565
Series 2019-2, Class B, 3.17%, 11/15/23	225	227,279
Enva LLC(a):
Series 2018-A, Class A, 4.20%, 05/20/26	30	30,158
Series 2019-A, Class A, 3.96%, 06/22/26	1,558	1,558,240
Series 2019-A, Class B, 6.17%, 06/22/26	250	249,509
Series 2019-A, Class C, 7.62%, 06/22/26	125	124,635
Exeter Automobile Receivables Trust, Class B(a):
Series 2018-4A, 3.64%, 11/15/22	90	90,431
Series 2019-1A, 3.45%, 02/15/23	190	191,492
Flagship Credit Auto Trust, Series 2016-4, Class B, 2.41%, 10/15/21(a)	5	5,461
Marlette Funding Trust(a):
Series 2018-3A, Class A, 3.20%, 09/15/28	22	22,114
Series 2018-3A, Class A, 2.69%, 09/17/29	758	760,422
Series 2018-3A, Class B, 3.86%, 09/15/28	300	302,630
Series 2018-4A, Class A, 3.71%, 12/15/28	92	92,389
Series 2019-1A, Class A, 3.44%, 04/16/29	89	89,326
Series 2019-2A, Class A, 3.13%, 07/16/29	276	277,957
Series 2019-4A, Class A, 2.39%, 12/17/29	1,333	1,333,461
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	496,250
Prosper Marketplace Issuance Trust, Class A(a):
Series 2018-2A, 3.35%, 10/15/24	58	57,749
Series 2019-1A, 3.54%, 04/15/25	40	40,014
Series 2019-2A, 3.20%, 09/15/25	193	193,312
Series 2019-3A, 3.19%, 07/15/25	1,092	1,097,807
Series 2019-4A, 2.48%, 02/17/26	815	814,222
Santander Drive Auto Receivables Trust:
Series 2016-1, Class C, 3.09%, 04/15/22	4	3,660
Series 2016-3, Class D, 2.80%, 08/15/22	100	100,618
Series 2017-2, Class D, 3.49%, 07/17/23	250	252,782
Series 2018-2, Class D, 3.88%, 02/15/24	750	768,051
Series 2018-4, Class C, 3.56%, 07/15/24	1,200	1,216,151
Series 2018-5, Class D, 4.19%, 12/16/24	50	51,407
Series 2019-3, Class B, 2.28%, 09/15/23	970	970,614
Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, 01/26/32(a)	650	647,147

Security	Par (000)	Value

Asset-Backed Securities (continued)
SoFi Consumer Loan Program LLC, Class A(a):
Series 2016-2A, 3.09%, 10/27/25	$8	$8,370
Series 2016-3, 3.05%, 12/26/25	11	10,927
Series 2017-1, 3.28%, 01/26/26	55	55,098
Series 2017-3, 2.77%, 05/25/26	23	22,670
SoFi Consumer Loan Program Trust(a):
Series 2018-1, Class A2, 3.14%, 02/25/27	110	110,355
Series 2018-3, Class A1, 3.20%, 08/25/27	14	14,238
Upgrade Master Pass-Thru Trust, Series 2019-ST4, Class A, 3.75%, 12/15/25(a)(b)	416	416,195
Upgrade Receivables Trust, Class A(a):
Series 2018-1A, 3.76%, 11/15/24	45	45,059
Series 2019-1A, 3.48%, 03/15/25	39	38,833
Series 2019-2A, 2.77%, 10/15/25	706	707,430
Westlake Automobile Receivables Trust(a):
Series 2017-1A, Class D, 3.46%, 10/17/22	150	150,948
Series 2018-1A, Class D, 3.41%, 05/15/23	200	202,276
Series 2018-2A, Class B, 3.20%, 01/16/24	70	70,231
Series 2018-3A, Class B, 3.32%, 10/16/23	100	100,776
Series 2018-3A, Class D, 4.00%, 10/16/23	100	102,284
Series 2019-2A, Class B, 2.62%, 07/15/24	1,250	1,254,914
Series 2019-2A, Class D, 3.20%, 11/15/24	410	415,004

Total Asset-Backed Securities — 9.3% (Cost — $32,842,826)		32,905,534

Corporate Bonds — 32.6%

Aerospace & Defense — 0.8%
Arconic, Inc., 5.90%, 02/01/27	525	601,274
Boeing Co.:
2.70%, 05/01/22	600	609,413
3.10%, 05/01/26	20	20,642
Bombardier, Inc.(a):
6.13%, 01/15/23	50	51,275
7.88%, 04/15/27	75	77,156
Global Aircraft Leasing Co. Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 09/15/24(a)(c)	50	52,352
L3Harris Technologies, Inc., 4.40%, 06/15/28	50	55,745
Signature Aviation US Holdings, Inc.(a):
5.38%, 05/01/26	10	10,526
4.00%, 03/01/28	125	123,288
Spirit AeroSystems, Inc., 3.95%, 06/15/23	35	36,085
SSL Robotics LLC, 9.75%, 12/31/23(a)	111	120,713
TransDigm, Inc.:
6.25%, 03/15/26(a)	290	313,957
6.38%, 06/15/26	100	106,061
7.50%, 03/15/27	50	54,690
5.50%, 11/15/27(a)	350	353,930
United Technologies Corp., 3.95%, 08/16/25	130	141,775

		2,728,882

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.50%, 06/15/22(a)	7	7,133

Airlines — 0.0%
American Airlines Group, Inc., 4.63%, 03/01/20(a)	10	10,016
Delta Air Lines, Inc.:
2.60%, 12/04/20	25	25,073
3.40%, 04/19/21	75	76,039
United Airlines Holdings, Inc., 5.00%, 02/01/24	25	26,683

		137,811

Auto Components — 0.8%
Adient US LLC, 7.00%, 05/15/26(a)	50	54,500

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Components (continued)
Allison Transmission, Inc.(a):
5.00%, 10/01/24	$50	$51,188
5.88%, 06/01/29	60	65,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.88%, 02/01/22	100	100,125
6.38%, 12/15/25	100	104,875
6.25%, 05/15/26	110	117,150
PACCAR Financial Corp., 1.90%, 02/07/23	325	325,433
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(a):
6.25%, 05/15/26	65	70,037
8.50%, 05/15/27	10	10,625
Tesla, Inc., 5.30%, 08/15/25(a)	375	363,750
Toyota Motor Corp., 2.76%, 07/02/29	30	30,784
Toyota Motor Credit Corp.:
1.80%, 10/07/21	1,130	1,130,144
2.65%, 04/12/22	200	203,570

		2,627,881

Banks — 3.1%
Australia & New Zealand Banking Group Ltd., 2.05%, 11/21/22	925	928,290
Bank of America NA(3 mo. LIBOR US + 0.65%), 3.34%, 01/25/23(d)	500	513,740
Bank of Montreal:
2.90%, 03/26/22	100	101,958
2.05%, 11/01/22	625	627,561
Bank of Nova Scotia, 2.00%, 11/15/22	1,150	1,151,856
Barclays PLC:
5.20%, 05/12/26	200	218,749
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(d)	200	223,008
Capital One Financial Corp.:
2.40%, 10/30/20	85	85,263
3.45%, 04/30/21	26	26,473
CIT Group, Inc., 6.13%, 03/09/28	25	29,500
Citibank NA, 3.65%, 01/23/24	400	423,456
HSBC Holdings PLC:
4.00%, 03/30/22	50	52,109
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(d)	200	204,572
(3 mo. LIBOR US + 1.21%), 3.80%, 03/11/25(d)	1,050	1,102,296
(3 mo. LIBOR US + 1.14%), 2.63%, 11/07/25(d)	450	451,795
3.90%, 05/25/26	490	522,694
HSBC USA, Inc., 3.50%, 06/23/24	400	422,395
Lloyds Bank PLC, 2.25%, 08/14/22	500	502,480
MUFG Union Bank NA, 3.15%, 04/01/22	250	255,868
Royal Bank of Canada, 2.80%, 04/29/22	200	204,120
Toronto-Dominion Bank:
1.90%, 12/01/22	785	785,752
2.65%, 06/12/24	200	204,879
Truist Bank:
2.80%, 05/17/22	100	101,902
2.15%, 12/06/24	270	269,574
Truist Financial Corp., 3.05%, 06/20/22	100	102,499
Wells Fargo & Co.:
4.60%, 04/01/21	500	516,227
(3 mo. LIBOR US + 0.83%), 2.41%, 10/30/25(d)	640	640,603
Wells Fargo Bank NA (3 mo. LIBOR US + 0.61%), 2.90%, 05/27/22(d)	300	303,955

		10,973,574

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 07/15/22	80	81,430
Coca-Cola Co., 1.75%, 09/06/24	400	397,261
Diageo Capital PLC:
2.13%, 10/24/24	560	560,131
2.38%, 10/24/29	405	399,603

		1,438,425

Security	Par (000)	Value

Building Materials — 0.1%
Allegion US Holding Co., Inc., 3.20%, 10/01/24	$100	$102,849
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	200	210,000
Summit Materials LLC, 6.13%, 07/15/23	10	10,162

		323,011

Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(a)	155	159,844
Builders FirstSource, Inc.(a):
5.63%, 09/01/24	87	90,480
6.75%, 06/01/27	150	164,437
Louisiana-Pacific Corp., 4.88%, 09/15/24	25	25,844
Masonite International Corp., 5.38%, 02/01/28(a)	200	211,250
Standard Industries, Inc.(a):
5.38%, 11/15/24	35	35,963
4.75%, 01/15/28	25	25,625

		713,443

Capital Markets — 1.2%
Brookfield Finance, Inc., 3.90%, 01/25/28	50	53,629
FS KKR Capital Corp.:
4.63%, 07/15/24	150	155,880
4.13%, 02/01/25	105	106,483
Goldman Sachs Group, Inc.:
5.25%, 07/27/21	150	157,413
5.75%, 01/24/22	500	536,758
3.63%, 02/20/24	700	734,824
3.75%, 05/22/25	75	79,616
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(d)	125	129,413
3.75%, 02/25/26	75	79,389
3.50%, 11/16/26	35	36,836
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(d)	100	107,288
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(d)	250	275,645
LPL Holdings, Inc.(a):
5.75%, 09/15/25	50	52,312
4.63%, 11/15/27	90	91,800
Morgan Stanley:
2.63%, 11/17/21	50	50,599
2.75%, 05/19/22	550	560,157
4.88%, 11/01/22	25	26,788
3.13%, 01/23/23	550	565,447
3.70%, 10/23/24	25	26,557
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(d)	260	294,080

		4,120,914

Chemicals — 0.4%
Ashland LLC, 4.75%, 08/15/22	35	36,575
Celanese US Holdings LLC, 3.50%, 05/08/24	45	46,536
CF Industries, Inc.:
4.95%, 06/01/43	75	78,187
5.38%, 03/15/44	50	54,500
Chemours Co., 5.38%, 05/15/27	25	22,125
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23(a)	25	26,115
FMC Corp., 3.20%, 10/01/26	207	211,454
OCI NV, 6.63%, 04/15/23(a)	200	208,500
Olin Corp., 5.13%, 09/15/27	50	52,125
PolyOne Corp., 5.25%, 03/15/23	35	37,716
Sherwin-Williams Co.:
3.45%, 06/01/27	640	677,210
2.95%, 08/15/29	110	111,103

		1,562,146

Commercial Services & Supplies — 0.1%
GFL Environmental, Inc., 5.13%, 12/15/26(a)	30	31,541

10	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
IHS Markit Ltd.:
4.13%, 08/01/23	$35	$37,190
3.63%, 05/01/24	80	83,124
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(a)	100	104,500
United Rentals North America, Inc.:
4.63%, 10/15/25	50	51,405
4.88%, 01/15/28	50	52,062

		359,822

Commercial Services & Supplies — 0.1%
IHS Markit Ltd., 4.25%, 05/01/29	150	161,643
United Rentals North America, Inc., 5.25%, 01/15/30	50	53,815

		215,458

Communications Equipment — 0.4%
CommScope Technologies LLC, 6.00%, 06/15/25(a)	25	25,028
CommScope, Inc., 8.25%, 03/01/27(a)	50	52,625
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(a)	25	26,406
Motorola Solutions, Inc.:
4.00%, 09/01/24	54	57,305
4.60%, 02/23/28	50	54,229
4.60%, 05/23/29	200	218,329
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29	100	109,599
ViaSat, Inc.(a):
5.63%, 09/15/25	100	103,000
5.63%, 04/15/27	400	428,000
Zayo Group LLC/Zayo Capital, Inc.:
6.38%, 05/15/25	30	30,925
5.75%, 01/15/27(a)	425	431,906

		1,537,352

Construction & Engineering — 0.2%
AECOM:
5.88%, 10/15/24	50	55,335
5.13%, 03/15/27	400	430,000
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)	25	25,625

		510,960

Consumer Finance — 1.3%
Ally Financial, Inc.:
5.13%, 09/30/24	25	27,570
5.75%, 11/20/25	150	167,812
8.00%, 11/01/31	100	138,810
American Express Co.:
3.70%, 11/05/21	500	515,278
2.75%, 05/20/22	100	101,833
2.50%, 08/01/22	50	50,597
3.40%, 02/27/23	50	51,918
2.50%, 07/30/24	290	293,393
Caterpillar Financial Services Corp., Series I, 2.65%, 05/17/21	125	126,430
Credit Acceptance Corp., 6.63%, 03/15/26(a)	60	64,875
Curo Group Holdings Corp., 8.25%, 09/01/25(a)	50	43,999
Global Payments, Inc.:
4.00%, 06/01/23	50	52,609
2.65%, 02/15/25	45	45,205
goeasy Ltd., 5.38%, 12/01/24(a)	55	56,008
Mastercard, Inc.:
2.95%, 11/21/26	380	395,365
3.50%, 02/26/28	30	32,362
2.95%, 06/01/29	260	271,337
Navient Corp.:
5.00%, 10/26/20	15	15,221
6.63%, 07/26/21	25	26,437

Security	Par (000)	Value

Consumer Finance (continued)
7.25%, 09/25/23	$100	$113,003
6.13%, 03/25/24	50	54,250
5.88%, 10/25/24	25	26,750
6.75%, 06/15/26	150	164,865
PayPal Holdings, Inc.:
2.20%, 09/26/22	215	216,223
2.40%, 10/01/24	170	171,677
2.65%, 10/01/26	205	207,879
Refinitiv US Holdings, Inc.(a):
6.25%, 05/15/26	15	16,369
8.25%, 11/15/26	20	22,525
Springleaf Finance Corp.:
6.13%, 05/15/22	50	53,687
6.13%, 03/15/24	100	109,500
6.88%, 03/15/25	100	113,750
7.13%, 03/15/26	190	219,678
6.63%, 01/15/28	100	112,880
5.38%, 11/15/29	245	255,731
Synchrony Financial, 4.38%, 03/19/24	100	106,701
Verscend Escrow Corp., 9.75%, 08/15/26(a)	15	16,406

		4,458,933

Containers & Packaging — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/27(a)	400	421,008
Ball Corp.:
4.00%, 11/15/23	15	15,750
5.25%, 07/01/25	50	55,687
4.88%, 03/15/26	200	217,000
Berry Global, Inc.:
5.13%, 07/15/23	100	102,625
4.88%, 07/15/26(a)	150	158,205
Cascades Inc/Cascades USA, Inc.(a):
5.13%, 01/15/26	200	205,500
5.38%, 01/15/28	200	205,500
Clearwater Paper Corp., 5.38%, 02/01/25(a)	35	34,737
Greif, Inc., 6.50%, 03/01/27(a)	10	10,800
Mauser Packaging Solutions Holding Co.(a):
5.50%, 04/15/24	25	25,753
7.25%, 04/15/25	100	98,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(a):
5.13%, 07/15/23	25	25,594
7.00%, 07/15/24	100	103,375
Sealed Air Corp.(a):
5.50%, 09/15/25	25	27,500
4.00%, 12/01/27	100	101,250

		1,809,034

Diversified Consumer Services — 0.3%
Carriage Services, Inc., 6.63%, 06/01/26(a)	332	353,580
Graham Holdings Co., 5.75%, 06/01/26(a)	40	42,700
Prime Security Services Borrower LLC/Prime Finance, Inc.(a):
5.25%, 04/15/24	100	105,800
5.75%, 04/15/26	182	197,812
Service Corp. International:
4.63%, 12/15/27	50	52,125
5.13%, 06/01/29	55	58,438
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)	125	129,687

		940,142

Diversified Financial Services — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	200	209,712

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ares Capital Corp.:
3.50%, 02/10/23	$300	$304,516
4.20%, 06/10/24	100	104,720
4.25%, 03/01/25	50	52,247
Bank of America Corp.(d):
(3 mo. LIBOR US + 0.63%), 2.33%, 10/01/21	480	481,368
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23	50	50,841
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23	453	463,575
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25	200	208,857
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27	500	528,527
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29	45	50,018
Citigroup, Inc.:
2.90%, 12/08/21	500	508,217
4.50%, 01/14/22	50	52,424
2.75%, 04/25/22	100	101,602
(Secured Overnight Financing Rate + 0.87%), 2.31%, 11/04/22(d)	500	501,557
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(d)	600	610,152
(3 mo. LIBOR US + 1.02%), 4.04%, 06/01/24(d)	50	52,896
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(d)	225	234,181
(3 mo. LIBOR US + 1.34%), 3.98%, 03/20/30(d)	510	558,353
Deutsche Bank AG (5 year USD Swap + 2.25%), 4.30%, 05/24/28(d)	400	383,225
Ford Motor Credit Co. LLC:
3.47%, 04/05/21	200	201,855
5.60%, 01/07/22	200	210,777
5.58%, 03/18/24	400	433,016
General Motors Financial Co., Inc.:
4.20%, 03/01/21	50	51,081
3.20%, 07/06/21	550	557,594
4.20%, 11/06/21	65	67,391
3.45%, 04/10/22	50	51,137
3.55%, 07/08/22	690	710,306
3.25%, 01/05/23	50	51,105
4.15%, 06/19/23	195	204,845
5.10%, 01/17/24	300	325,690
Horizon Pharma USA, Inc., 5.50%, 08/01/27(a)	200	216,020
Intercontinental Exchange, Inc., 3.75%, 12/01/25	605	651,535
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	200	210,155
John Deere Capital Corp.:
2.30%, 06/07/21	200	201,390
2.60%, 03/07/24	40	40,919
JPMorgan Chase & Co.:
2.40%, 06/07/21	500	503,298
2.97%, 01/15/23	600	611,357
(3 mo. LIBOR US + 0.70%), 3.21%, 04/01/23(d)	700	716,693
3.88%, 09/10/24	25	26,764
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(d)	400	426,589
3.13%, 01/23/25	50	52,182
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(d)	50	51,839
3.30%, 04/01/26	50	52,633
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(d)	300	323,516
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(d)	35	39,070
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(d)	250	269,345
Mitsubishi UFJ Financial Group, Inc., 3.46%, 03/02/23	50	51,749
Murphy Oil USA, Inc., 4.75%, 09/15/29	150	158,411
ORIX Corp., 2.90%, 07/18/22	25	25,488
Quicken Loans, Inc., 5.75%, 05/01/25(a)	15	15,506
S&P Global, Inc.:
4.40%, 02/15/26	100	110,909
2.50%, 12/01/29	115	115,089
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	25	26,178
Spectrum Brands, Inc., 5.00%, 10/01/29(a)	20	20,650

Security	Par (000)	Value

Diversified Financial Services (continued)
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21(a)	$25	$25,613

		13,264,683

Diversified Telecommunication Services — 1.2%
AT&T, Inc.:
3.88%, 08/15/21	500	515,177
3.20%, 03/01/22	40	40,950
3.60%, 02/17/23	970	1,012,483
3.80%, 03/01/24	580	615,588
4.35%, 03/01/29	25	27,813
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	25	26,206
CenturyLink, Inc.:
5.13%, 12/15/26(a)	195	198,438
Series G, 6.88%, 01/15/28	50	55,125
Series P, 7.60%, 09/15/39	50	52,250
Series S, 6.45%, 06/15/21	50	52,338
Series Y, 7.50%, 04/01/24	25	28,188
Cincinnati Bell, Inc., 7.00%, 07/15/24(a)	50	52,437
Embarq Corp., 8.00%, 06/01/36	75	79,312
Frontier Communications Corp.:
10.50%, 09/15/22	25	12,188
11.00%, 09/15/25	10	4,850
8.50%, 04/01/26(a)	60	60,750
Level 3 Financing, Inc.:
5.38%, 01/15/24	100	101,625
5.25%, 03/15/26	25	26,000
4.63%, 09/15/27(a)	95	97,261
Qwest Corp., 6.88%, 09/15/33	225	226,012
Sable International Finance Ltd., 5.75%, 09/07/27(a)	200	212,000
Telecom Italia Capital SA:
6.00%, 09/30/34	200	214,500
7.72%, 06/04/38	50	61,500
Verizon Communications, Inc., 3.13%, 03/16/22	500	513,197

		4,286,188

Electric Utilities — 0.6%
AEP Texas, Inc., 3.95%, 06/01/28	50	54,372
AES Corp., 4.00%, 03/15/21	100	101,375
Atlantic City Electric Co., 4.00%, 10/15/28	50	55,791
Avangrid, Inc., 3.80%, 06/01/29	100	106,119
Berkshire Hathaway Energy Co., 3.25%, 04/15/28	100	105,731
Dominion Energy, Inc., Series B, 2.75%, 01/15/22	50	50,724
DPL, Inc., 4.35%, 04/15/29(a)	200	192,994
Duke Energy Corp.:
3.05%, 08/15/22	50	51,154
3.40%, 06/15/29	100	104,531
Entergy Texas, Inc., 4.00%, 03/30/29	50	55,133
Evergy, Inc., 2.90%, 09/15/29	100	99,530
Eversource Energy, Series N, 3.80%, 12/01/23	100	105,330
Georgia Power Co., 3.25%, 03/30/27	50	51,710
MidAmerican Energy Co., 3.65%, 04/15/29	310	339,004
NextEra Energy Capital Holdings, Inc.:
3.50%, 04/01/29	150	159,684
2.75%, 11/01/29	85	85,453
NextEra Energy Operating Partners LP(a):
4.25%, 07/15/24	30	31,238
4.25%, 09/15/24	25	26,000
4.50%, 09/15/27	100	104,250
PSEG Power LLC, 3.85%, 06/01/23	100	104,957
Talen Energy Supply LLC(a):
10.50%, 01/15/26	25	23,781
7.25%, 05/15/27	60	63,132
6.63%, 01/15/28	50	51,000

12	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Union Electric Co., 3.50%, 03/15/29	$50	$53,746

		2,176,739

Electrical Equipment — 0.0%
Roper Technologies, Inc., 2.35%, 09/15/24	90	90,516

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp.:
5.50%, 12/01/24	100	111,000
4.25%, 04/01/28	105	110,119
Keysight Technologies, Inc.:
4.60%, 04/06/27	130	144,189
3.00%, 10/30/29	80	80,266

		445,574

Energy Equipment & Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	250	257,500
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	200	208,320

		465,820

Environmental, Maintenance, & Security Service — 0.0%
Tervita Corp., 7.63%, 12/01/21(a)	25	25,156

Equity Real Estate Investment Trusts (REITs) — 0.8%
CoreCivic, Inc.:
5.00%, 10/15/22	25	25,125
4.75%, 10/15/27	50	43,250
EPR Properties, 3.75%, 08/15/29	160	162,207
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)	150	151,096
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/26	140	154,756
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	100	102,750
Iron Mountain, Inc.(a):
4.88%, 09/15/27	50	51,625
4.88%, 09/15/29	30	30,474
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24	50	54,687
5.75%, 02/01/27(a)	160	178,400
MPT Operating Partnership LP/MPT Finance Corp.:
5.00%, 10/15/27	100	106,000
4.63%, 08/01/29	50	51,500
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	350	377,865
Public Storage, 3.39%, 05/01/29	450	478,124
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(a)	100	103,250
SBA Communications Corp., 4.88%, 09/01/24	200	207,500
Service Properties Trust:
3.95%, 01/15/28	200	195,158
4.35%, 10/01/24	150	154,153
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/01/29(a)	150	156,375
Welltower, Inc., 4.25%, 04/15/28	50	54,847

		2,839,142

Food & Staples Retailing — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC, 4.63%, 01/15/27(a)	100	99,880
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(a)	50	53,000
McCormick & Co., Inc., 3.15%, 08/15/24	300	311,539
Mondelez International, Inc.:
3.63%, 05/07/23	100	104,856
3.63%, 02/13/26	150	159,718

		728,993

Security	Par (000)	Value

Food Products — 0.2%
JBS USA LUX SA/JBS USA Finance, Inc.(a):
5.88%, 07/15/24	$25	$25,711
5.75%, 06/15/25	50	51,812
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a):
6.50%, 04/15/29	50	55,564
5.50%, 01/15/30	100	107,410
Performance Food Group, Inc., 5.50%, 10/15/27(a)	30	32,063
Pilgrim’s Pride Corp.(a):
5.75%, 03/15/25	100	103,363
5.88%, 09/30/27	125	135,156
Post Holdings, Inc.(a):
5.00%, 08/15/26	50	52,812
5.75%, 03/01/27	25	26,813
5.63%, 01/15/28	50	53,875
Simmons Foods, Inc., 5.75%, 11/01/24(a)	50	50,250

		694,829

Gas Utilities — 0.1%
NiSource, Inc., 3.65%, 06/15/23	45	46,877
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	50	53,473
Sempra Energy, 3.40%, 02/01/28	50	51,834
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.50%, 06/01/24	50	51,375
5.88%, 03/01/27	225	234,000

		437,559

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, 3.40%, 11/30/23	70	73,597
Becton Dickinson & Co., 2.89%, 06/06/22	30	30,499
Boston Scientific Corp., 3.38%, 05/15/22	50	51,638
DH Europe Finance II Sarl:
2.05%, 11/15/22	275	275,301
2.60%, 11/15/29	110	109,601
Hill-Rom Holdings, Inc.(a):
5.00%, 02/15/25	25	26,000
4.38%, 09/15/27	25	25,719
Hologic, Inc., 4.38%, 10/15/25(a)	200	206,500
Medtronic, Inc., 3.15%, 03/15/22	118	121,365
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(a)	25	24,844
Teleflex, Inc., 4.88%, 06/01/26	75	78,375

		1,023,439

Health Care Providers & Services — 1.3%
Anthem, Inc., 2.95%, 12/01/22	25	25,577
Centene Corp.(a):
5.38%, 06/01/26	30	31,838
4.25%, 12/15/27	500	514,375
CHS/Community Health Systems, Inc.:
6.25%, 03/31/23	100	101,500
8.00%, 03/15/26(a)	100	103,000
DaVita, Inc., 5.13%, 07/15/24	25	25,625
Encompass Health Corp., 5.75%, 11/01/24	15	15,169
Envision Healthcare Crop., 8.75%, 10/15/26(a)	25	15,500
HCA, Inc.:
5.00%, 03/15/24	50	54,658
5.25%, 04/15/25	285	318,889
5.88%, 02/15/26	100	113,713
5.25%, 06/15/26	100	112,033
5.38%, 09/01/26	10	11,138
4.50%, 02/15/27	100	107,849
5.63%, 09/01/28	110	125,356
5.88%, 02/01/29	80	92,500
4.13%, 06/15/29	880	933,750

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Select Medical Corp., 6.25%, 08/15/26(a)	$325	$351,819
Tenet Healthcare Corp.:
6.75%, 06/15/23	25	27,468
4.63%, 07/15/24	50	51,187
4.88%, 01/01/26(a)	100	104,740
6.25%, 02/01/27(a)	100	107,625
5.13%, 11/01/27(a)	300	316,875
UnitedHealth Group, Inc.:
3.35%, 07/15/22	250	258,954
2.38%, 10/15/22	500	506,255
3.10%, 03/15/26	50	52,374
WellCare Health Plans, Inc.:
5.25%, 04/01/25	100	104,000
5.38%, 08/15/26(a)	85	90,525

		4,674,292

Health Care Technology — 0.1%
IQVIA, Inc., 5.00%, 10/15/26(a)	200	211,000

Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC/New Red Finance, Inc.(a):
4.25%, 05/15/24	200	205,000
5.00%, 10/15/25	125	129,062
3.88%, 01/15/28	55	55,137
Boyd Gaming Corp., 6.00%, 08/15/26	10	10,725
Cedar Fair LP, 5.25%, 07/15/29(a)	15	16,163
Churchill Downs, Inc., 5.50%, 04/01/27(a)	200	212,000
Darden Restaurants, Inc., 3.85%, 05/01/27	30	31,364
Eldorado Resorts, Inc., 6.00%, 09/15/26	10	11,013
GLP Capital LP/GLP Financing II, Inc., 5.25%, 06/01/25	450	493,920
Golden Nugget, Inc., 6.75%, 10/15/24(a)	50	51,750
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26	125	131,562
4.88%, 01/15/30	375	397,277
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	50	53,125
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a):
5.25%, 06/01/26	125	131,875
4.75%, 06/01/27	125	131,562
Las Vegas Sands Corp.:
3.20%, 08/08/24	135	138,997
2.90%, 06/25/25	210	212,232
3.50%, 08/18/26	700	720,155
3.90%, 08/08/29	102	106,503
MGM Resorts International:
7.75%, 03/15/22	100	111,875
5.50%, 04/15/27	150	166,500
Scientific Games International, Inc.(a):
5.00%, 10/15/25	25	26,156
7.00%, 05/15/28	50	53,625
7.25%, 11/15/29	100	108,500
Starbucks Corp., 3.55%, 08/15/29	40	43,394
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26(a)	10	10,825
Wyndham Destinations, Inc.:
5.40%, 04/01/24	100	105,875
5.75%, 04/01/27	300	325,500
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)	50	52,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a):
4.25%, 05/30/23	50	52,366
5.50%, 03/01/25	50	53,500
Yum! Brands, Inc., 4.75%, 01/15/30(a)	300	314,250

		4,664,538

Security	Par (000)	Value

Household Durables — 0.6%
Beazer Homes USA, Inc.:
5.88%, 10/15/27	$100	$101,000
7.25%, 10/15/29(a)	60	64,050
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 09/15/27(a)	235	247,925
KB Home, 4.80%, 11/15/29	300	306,750
Lennar Corp.:
4.13%, 01/15/22	100	102,250
5.88%, 11/15/24	50	55,750
4.75%, 11/29/27	50	53,875
Mattamy Group Corp., 5.25%, 12/15/27(a)	40	41,600
MDC Holdings, Inc.:
5.50%, 01/15/24	50	54,375
6.00%, 01/15/43	100	104,000
Meritage Homes Corp., 5.13%, 06/06/27	100	106,750
Newell Brands, Inc., 4.20%, 04/01/26	250	260,689
PulteGroup, Inc.:
5.50%, 03/01/26	100	111,750
5.00%, 01/15/27	200	217,800
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 04/01/25(a)	25	25,875
Taylor Morrison Communities, Inc.(a):
5.88%, 06/15/27	100	110,000
5.75%, 01/15/28	100	109,000
Toll Brothers Finance Corp., 4.35%, 02/15/28	25	26,062
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/24	50	54,375

		2,153,876

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.(a):
5.25%, 06/01/26	250	260,312
4.50%, 02/15/28	45	45,399
5.13%, 03/15/28	345	352,141
Clearway Energy Operating LLC, 5.75%, 10/15/25	40	42,100
NRG Energy, Inc.:
6.63%, 01/15/27	100	108,500
5.25%, 06/15/29(a)	150	162,188
TerraForm Power Operating LLC(a):
4.25%, 01/31/23	50	51,474
5.00%, 01/31/28	75	79,298

		1,101,412

Insurance — 0.9%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(a)	100	108,750
American International Group, Inc., 4.88%, 06/01/22	250	266,906
AmWINS Group, Inc., 7.75%, 07/01/26(a)	40	44,205
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(a)	15	15,975
Markel Corp., 3.35%, 09/17/29	205	210,020
Marsh & McLennan Cos., Inc.:
3.88%, 03/15/24	625	666,748
3.50%, 03/10/25	200	211,140
4.38%, 03/15/29	600	684,085
Nationstar Mortgage Holdings, Inc., 9.13%, 07/15/26(a)	500	553,750
Radian Group, Inc., 4.50%, 10/01/24	50	52,875
Trinity Acquisition PLC, 3.50%, 09/15/21	50	50,962
Willis North America, Inc., 4.50%, 09/15/28	130	143,361

		3,008,777

Interactive Media & Services — 0.3%
Match Group, Inc., 5.63%, 02/15/29(a)	35	37,275
Netflix, Inc.:
4.88%, 04/15/28	100	103,870
5.88%, 11/15/28	150	166,284
5.38%, 11/15/29(a)	150	159,747

14	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interactive Media & Services (continued)
NortonLifeLock, Inc., 5.00%, 04/15/25(a)	$300	$306,519
VeriSign, Inc.:
4.63%, 05/01/23	35	35,560
5.25%, 04/01/25	50	55,116
4.75%, 07/15/27	150	158,250

		1,022,621

Internet & Direct Marketing Retail — 0.5%
Alibaba Group Holding Ltd.:
2.80%, 06/06/23	500	506,490
3.60%, 11/28/24	400	420,320
3.40%, 12/06/27	500	521,260
Expedia Group, Inc., 4.50%, 08/15/24	125	133,449

		1,581,519

IT Services — 0.5%
Camelot Finance SA, 4.50%, 11/01/26(a)	80	82,200
Fair Isaac Corp., 4.00%, 06/15/28(a)	90	90,675
Fiserv, Inc., 3.20%, 07/01/26	75	77,673
Global Payments, Inc., 4.80%, 04/01/26	200	222,623
International Business Machines Corp.:
2.85%, 05/13/22	700	715,836
3.00%, 05/15/24	150	155,658
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, 07/15/25(a)	50	53,000
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	25	26,187
Verisk Analytics, Inc.:
4.13%, 03/15/29	100	109,823
4.00%, 06/15/25	50	53,843
Xerox Corp., 4.13%, 03/15/23	100	103,625

		1,691,143

Leisure Products — 0.1%
Hasbro, Inc., 3.55%, 11/19/26	210	211,475

Machinery — 0.0%
Colfax Corp., 6.00%, 02/15/24(a)	60	63,750
Mueller Water Products, Inc., 5.50%, 06/15/26(a)	5	5,269

		69,019

Media — 1.9%
Altice Financing SA, 6.63%, 02/15/23(a)	200	203,500
Altice France SA, 7.38%, 05/01/26(a)	200	214,728
Altice Luxembourg SA, 10.50%, 05/15/27(a)	200	228,010
AMC Networks, Inc., 4.75%, 08/01/25	25	25,094
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 09/30/22	50	50,563
5.88%, 04/01/24(a)	175	180,906
5.75%, 02/15/26(a)	25	26,376
5.13%, 05/01/27(a)	250	263,750
5.00%, 02/01/28(a)	100	104,932
5.38%, 06/01/29(a)	100	107,000
4.75%, 03/01/30(a)	405	412,302
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	50	50,319
4.46%, 07/23/22	640	672,748
4.50%, 02/01/24	100	107,623
5.05%, 03/30/29	300	340,397
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/24(a)	50	55,375
Comcast Corp.:
3.70%, 04/15/24	65	69,329
3.95%, 10/15/25	430	469,307
2.65%, 02/01/30	435	436,864

Security	Par (000)	Value

Media (continued)
CSC Holdings LLC:
5.25%, 06/01/24	$200	$215,500
5.50%, 05/15/26(a)	200	211,748
6.50%, 02/01/29(a)	200	223,000
Diamond Sports Group LLC/Diamond Sports Finance Co.(a):
5.38%, 08/15/26	100	101,155
6.63%, 08/15/27	50	48,625
DISH DBS Corp.:
5.88%, 07/15/22	100	106,000
5.00%, 03/15/23	50	51,292
5.88%, 11/15/24	225	229,922
7.75%, 07/01/26	75	79,454
Fox Corp., 4.03%, 01/25/24(a)	35	37,298
Gray Television, Inc., 5.88%, 07/15/26(a)	14	14,893
Hughes Satellite Systems Corp.:
5.25%, 08/01/26	135	148,162
6.63%, 08/01/26	350	388,500
Intelsat Jackson Holdings SA(a):
8.50%, 10/15/24	30	27,325
9.75%, 07/15/25	50	46,250
MDC Partners, Inc., 6.50%, 05/01/24(a)	100	90,500
Sirius XM Radio, Inc.(a):
5.38%, 04/15/25	35	36,165
5.50%, 07/01/29	175	189,217
Time Warner Cable LLC, 4.00%, 09/01/21	20	20,466
Univision Communications, Inc., 5.13%, 02/15/25(a)	15	14,831
Walt Disney Co., 1.65%, 09/01/22	230	229,435

		6,528,861

Metals & Mining — 0.4%
Allegheny Technologies, Inc., 5.88%, 12/01/27	50	52,500
Cleveland-Cliffs, Inc.:
5.75%, 03/01/25	20	19,738
5.88%, 06/01/27(a)	150	144,000
Commercial Metals Co., 5.75%, 04/15/26	50	52,250
FMG Resources August 2006 Property Ltd., 4.50%, 09/15/27(a)	65	66,625
Freeport-McMoRan, Inc.:
3.55%, 03/01/22	50	50,625
3.88%, 03/15/23	100	101,823
5.00%, 09/01/27	100	105,000
5.25%, 09/01/29	50	53,565
5.45%, 03/15/43	25	25,875
Hudbay Minerals, Inc., 7.63%, 01/15/25(a)	50	52,775
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)	400	410,400
Mineral Resources Ltd., 8.13%, 05/01/27(a)	100	109,750
New Gold, Inc., 6.25%, 11/15/22(a)	50	49,766
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25	100	107,528
Steel Dynamics, Inc., 5.50%, 10/01/24	50	51,505

		1,453,725

Multi-Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.63%, 05/20/24	45	48,600
5.75%, 05/20/27	100	109,750
National Fuel Gas Co., 3.95%, 09/15/27	40	41,450

		199,800

Office Supplies & Equipment — 0.1%
VMware, Inc.:
2.30%, 08/21/20	300	300,424
2.95%, 08/21/22	40	40,758
3.90%, 08/21/27	50	52,341

		393,523

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24	$100	$92,750
BP Capital Markets America, Inc., 2.52%, 09/19/22	500	506,607
Buckeye Partners LP:
4.15%, 07/01/23	100	100,548
3.95%, 12/01/26	100	96,603
Calumet Specialty Products Partners LP / Calumet Finance Corp., 11.00%, 04/15/25(a)	25	27,188
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	80	89,957
Cheniere Energy Partners LP:
5.63%, 10/01/26	135	142,762
4.50%, 10/01/29(a)	195	200,382
Series WI, 5.25%, 10/01/25	150	156,313
CNX Resources Corp.:
5.88%, 04/15/22	25	25,018
7.25%, 03/14/27(a)	175	153,072
Comstock Resources, Inc., 9.75%, 08/15/26	50	45,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27(a)	150	152,062
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)	25	25,500
DCP Midstream Operating LP, 5.38%, 07/15/25	130	141,375
EnLink Midstream Partners LP:
4.85%, 07/15/26	50	46,875
5.60%, 04/01/44	50	40,500
Extraction Oil & Gas, Inc., 5.63%, 02/01/26(a)	50	30,000
Exxon Mobil Corp., 2.02%, 08/16/24	300	301,086
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25	100	96,750
Gulfport Energy Corp., 6.38%, 05/15/25	25	15,875
Hilcorp Energy I LP/Hilcorp Finance Co.(a):
5.75%, 10/01/25	50	48,752
6.25%, 11/01/28	20	19,000
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21	400	416,959
Matador Resources Co., 5.88%, 09/15/26	10	10,025
MEG Energy Corp., 6.50%, 01/15/25(a)	50	52,005
Murphy Oil Corp.:
5.75%, 08/15/25	75	78,446
5.88%, 12/01/27	80	84,000
5.88%, 12/01/42	50	46,000
Nabors Industries, Inc.:
4.63%, 09/15/21	100	99,375
5.50%, 01/15/23	50	48,000
5.75%, 02/01/25	100	90,000
NGL Energy Partners LP/NGL Energy Finance Corp.:
7.50%, 11/01/23	50	50,000
7.50%, 04/15/26(a)	135	130,612
NuStar Logistics LP:
6.00%, 06/01/26	95	100,463
5.63%, 04/28/27	50	51,375
Oasis Petroleum, Inc., 6.25%, 05/01/26(a)	10	8,300
ONEOK Partners LP:
3.38%, 10/01/22	650	668,976
4.90%, 03/15/25	200	220,285
ONEOK, Inc.:
2.75%, 09/01/24	155	156,472
4.55%, 07/15/28	80	88,010
4.35%, 03/15/29	100	108,319
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25	50	53,375
Phillips 66 Partners LP, 2.45%, 12/15/24	305	305,261
Precision Drilling Corp., 7.13%, 01/15/26(a)	25	23,750
QEP Resources, Inc., 5.25%, 05/01/23	100	99,000

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.:
5.88%, 07/01/22	$100	$99,250
5.00%, 03/15/23	100	91,982
SESI LLC, 7.13%, 12/15/21	50	42,645
Shell International Finance BV, 2.00%, 11/07/24	790	787,920
SM Energy Co., 6.63%, 01/15/27	105	103,200
Southwestern Energy Co.:
6.20%, 01/23/25	150	137,580
7.50%, 04/01/26	50	46,250
7.75%, 10/01/27	100	92,620
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27	100	106,750
Series WI, 5.50%, 02/15/26	100	103,750
Series WI, 5.88%, 03/15/28	250	265,451
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24(a)	100	100,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.88%, 04/15/26	35	37,188
5.50%, 03/01/30(a)	100	102,750
Transocean Guardian Ltd., 5.88%, 01/15/24(a)	4	4,550
W&T Offshore, Inc., 2018 Term Loan, 9.75%, 11/01/23(a)	200	190,750

		7,856,494

Paper & Forest Products — 0.0%
Norbord, Inc., 5.75%, 07/15/27(a)	15	15,563

Personal Products — 0.1%
Avon International Capital PLC, 6.50%, 08/15/22(a)	100	103,750
Avon International Operations, Inc., 7.88%, 08/15/22(a)	25	26,062
Estee Lauder Cos., Inc., 2.38%, 12/01/29	145	144,960

		274,772

Pharmaceuticals — 1.0%
AbbVie, Inc.:
3.38%, 11/14/21	300	307,746
2.90%, 11/06/22	600	612,371
2.30%, 11/21/22(a)	620	623,134
AstraZeneca PLC, 3.50%, 08/17/23	100	104,654
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)	25	28,470
Bausch Health Cos., Inc.(a):
7.00%, 03/15/24	100	104,000
6.13%, 04/15/25	150	154,984
5.75%, 08/15/27	100	108,500
5.00%, 01/30/28	85	87,243
7.25%, 05/30/29	125	142,813
5.25%, 01/30/30	85	88,145
Bristol-Myers Squibb Co., 2.25%, 08/15/21(a)	100	100,625
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(a)	10	10,475
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)	25	25,469
CVS Health Corp., 2.63%, 08/15/24	85	85,725
MEDNAX, Inc., 6.25%, 01/15/27(a)	100	102,500
Novartis Capital Corp., 2.40%, 09/21/22	300	304,839
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)	25	24,875
Zoetis, Inc.:
3.00%, 09/12/27	250	257,082
3.90%, 08/20/28	250	271,285

		3,544,935

Professional Services — 0.0%
ASGN, Inc., 4.63%, 05/15/28(a)	55	56,533

Real Estate — 0.1%
Equinix, Inc.:
2.63%, 11/18/24	110	110,205

16	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
5.88%, 01/15/26	$50	$53,063
2.90%, 11/18/26	65	65,114
5.38%, 05/15/27	50	54,301
3.20%, 11/18/29	150	150,558

		433,241

Real Estate Management & Development — 0.0%
Howard Hughes Corp., 5.38%, 03/15/25(a)	25	26,063
Kennedy-Wilson, Inc., 5.88%, 04/01/24	25	25,625
Realogy Group LLC / Realogy Co-Issuer Corp., 9.38%, 04/01/27(a)	100	104,346

		156,034

Road & Rail — 0.1%
Hertz Corp.(a):
7.63%, 06/01/22	14	14,560
7.13%, 08/01/26	15	16,245
Kansas City Southern, 2.88%, 11/15/29	80	79,812
Kenan Advantage Group, Inc., 7.88%, 07/31/23(a)	15	14,669
Union Pacific Corp., 2.95%, 03/01/22	300	306,577

		431,863

Semiconductors & Semiconductor Equipment — 1.0%
Amkor Technology, Inc., 6.63%, 09/15/27(a)	300	330,375
Analog Devices, Inc., 2.50%, 12/05/21	25	25,186
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20	75	75,003
3.00%, 01/15/22	75	76,110
3.63%, 01/15/24	40	41,457
Broadcom, Inc.(a):
3.13%, 10/15/22	500	509,399
3.63%, 10/15/24	250	259,972
4.25%, 04/15/26	100	106,217
Micron Technology, Inc.:
4.19%, 02/15/27	300	320,214
4.64%, 02/06/24	400	434,117
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29(a)	95	102,732
Qorvo, Inc.:
5.50%, 07/15/26	110	117,150
4.38%, 10/15/29(a)	675	707,062
Sensata Tech, Inc., 4.38%, 02/15/30(a)	275	280,340
Sensata Technologies BV, 5.00%, 10/01/25(a)	25	27,156

		3,412,490

Software — 0.2%
CA, Inc., 3.60%, 08/15/22	25	25,578
CDK Global, Inc., 5.88%, 06/15/26	60	64,097
Citrix Systems, Inc., 4.50%, 12/01/27	50	54,187
MSCI, Inc.(a):
5.38%, 05/15/27	150	161,625
4.00%, 11/15/29	345	349,744
Nuance Communications, Inc., 5.63%, 12/15/26	100	106,573
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)	50	53,053

		814,857

Specialty Retail — 0.1%
Dollar Tree, Inc., 3.70%, 05/15/23	60	62,523
L Brands, Inc.:
5.63%, 10/15/23	25	26,968
5.25%, 02/01/28	50	47,375
7.50%, 06/15/29	50	51,500
6.88%, 11/01/35	25	22,375
PetSmart, Inc., 5.88%, 06/01/25(a)	21	21,394
Staples, Inc., 7.50%, 04/15/26(a)	100	103,750

		335,885

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC/EMC Corp.(a):
4.00%, 07/15/24	$600	$628,634
4.90%, 10/01/26	250	275,300
Western Digital Corp., 4.75%, 02/15/26	100	104,250

		1,008,184

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 4.88%, 05/15/26(a)	50	52,938

Tobacco — 0.7%
Altria Group, Inc.:
4.00%, 01/31/24	50	53,056
3.80%, 02/14/24	35	36,857
4.80%, 02/14/29	230	256,373
3.88%, 09/16/46	80	73,855
BAT Capital Corp.:
2.76%, 08/15/22	75	76,106
3.56%, 08/15/27	620	633,036
4.76%, 09/06/49	30	31,019
Philip Morris International, Inc.:
2.13%, 05/10/23	500	501,524
2.88%, 05/01/24	500	514,691
3.25%, 11/10/24	25	26,255
3.13%, 08/17/27	50	51,860
3.38%, 08/15/29	50	52,507
Vector Group Ltd.(a):
6.13%, 02/01/25	110	108,213
10.50%, 11/01/26	150	155,062

		2,570,414

Utilities — 0.0%
Vistra Operations Co. LLC, 5.63%, 02/15/27(a)	100	105,375

Water Utilities — 0.0%
Aqua America, Inc., 3.57%, 05/01/29	55	57,862

Wireless Telecommunication Services — 1.1%
American Tower Corp.:
3.30%, 02/15/21	50	50,680
3.45%, 09/15/21	100	102,278
3.50%, 01/31/23	835	865,336
2.95%, 01/15/25	200	204,385
3.55%, 07/15/27	180	188,719
3.95%, 03/15/29	100	107,560
Crown Castle International Corp.:
5.25%, 01/15/23	620	673,515
3.20%, 09/01/24	30	31,034
3.65%, 09/01/27	340	359,828
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24(a)	270	283,837
Intelsat Connect Finance SA, 9.50%, 02/15/23(a)	10	6,997
iStar, Inc., 4.25%, 08/01/25	300	303,288
Sprint Capital Corp., 6.88%, 11/15/28	50	53,875
Sprint Communications, Inc., 6.00%, 11/15/22	25	26,219
Sprint Corp.:
7.25%, 09/15/21	25	26,438
7.88%, 09/15/23	50	55,166
7.63%, 03/01/26	25	27,570
T-Mobile USA, Inc.:
6.38%, 03/01/25	50	51,666
6.50%, 01/15/26	50	53,610
4.75%, 02/01/28	225	235,757
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(a)	60	62,550

		3,770,308

Total Corporate Bonds — 32.6% (Cost — $112,502,012)		114,806,888

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Non-Agency Mortgage-Backed Securities — 3.6%

Collateralized Mortgage Obligations — 2.6%
Connecticut Avenue Securities Trust(a)(e):
Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 4.19%, 04/25/31	$471	$476,280
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 4.24%, 07/25/31	625	632,610
Series 2019-R02, Class 1M1, (1 mo. LIBOR US + 0.85%), 2.64%, 08/25/31	12	12,034
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 4.09%, 08/25/31	650	656,002
Series 2019-R03, Class 1M1, (1 mo. LIBOR US + 0.75%), 2.54%, 09/25/31	56	55,896
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 3.94%, 09/25/31	200	201,505
Series 2019-R05, Class 1M1, (1 mo. LIBOR US + 0.75%), 2.54%, 07/25/39	297	296,850
Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.00%), 3.79%, 07/25/39	750	753,785
Series 2019-R06, Class 2M1, (1 mo. LIBOR US + 0.75%), 2.54%, 09/25/39	1,114	1,113,891
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 3.89%, 09/25/39	1,500	1,514,149
Series 2019-R07, Class 1M1, (1 mo. LIBOR US + 0.77%), 2.56%, 10/25/39	1,256	1,255,995
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.10%), 3.89%, 10/25/39	612	617,750
Freddie Mac, Series 2019-DNA4, Class M1, (1 mo. LIBOR US + 0.70%), 2.41%, 10/25/49(a)(e)	619	619,358
STACR Trust(a)(e):
Series 2018-DNA2, Class M1, (1 mo. LIBOR US + 0.80%), 2.59%, 12/25/30	835	835,731
Series 2018-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 2.54%, 09/25/48	65	64,876
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 3.44%, 04/25/43	190	190,480

		9,297,192

Commercial Mortgage-Backed Securities — 1.0%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58	160	166,624
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A2, 2.67%, 04/10/48	2,155	2,155,721
COMM Mortgage Trust, Series 2015-CR22, Class A2, 2.86%, 03/10/48	853	852,566
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS, 3.93%, 11/15/47	280	294,388

		3,469,299

Total Non-Agency Mortgage-Backed Securities — 3.6% (Cost — $12,738,662)		12,766,491

U.S. Government Sponsored Agency Securities — 46.0%

Collateralized Mortgage Obligations — 4.6%
Fannie Mae Connecticut Avenue Securities(e):
Series 2018-C06, Class 2M1, (1 mo. LIBOR US + 0.55%), 2.34%, 03/25/31	12	11,693
Series 2018-C01, Class 1M1, (1 mo. LIBOR US + 0.60%), 2.39%, 07/25/30	139	138,870
Series 2018-C03, Class 1M1, (1 mo. LIBOR US + 0.68%), 2.47%, 10/25/30	152	152,178
Series 2018-C05, Class 1M1, (1 mo. LIBOR US + 0.72%), 2.51%, 01/25/31	86	85,795

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Series 2017-C06, Class 1M1, (1 mo. LIBOR US + 0.75%), 2.54%, 02/25/30	$3		$3,375
Series 2019-R04, Class 2M1, (1 mo. LIBOR US + 0.75%), 2.54%, 06/25/39(a)	643		643,200
Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.85%), 2.64%, 11/25/29	23		22,964
Series 2017-C01, Class 1M1, (1 mo. LIBOR US + 1.30%), 3.09%, 07/25/29	11		10,596
Series 2016-C04, Class 1M1, (1 mo. LIBOR US + 1.45%), 3.24%, 01/25/29	—	(f)	373
Series 2018-C06, Class 2M2, (1 mo. LIBOR US + 2.10%), 3.89%, 03/25/31	792		796,461
Series 2019-R04, Class 2M2, (1 mo. LIBOR US + 2.10%), 3.89%, 06/25/39(a)	500		502,976
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 3.99%, 01/25/30(b)	140		141,190
Series 2018-C02, Class 2M2, (1 mo. LIBOR US + 2.20%), 3.99%, 08/25/30	512		516,444
Series 2018-C01, Class 1M2, (1 mo. LIBOR US + 2.25%), 4.04%, 07/25/30	221		223,400
Series 2017-C07, Class 1M2, (1 mo. LIBOR US + 2.40%), 4.19%, 05/25/30	100		101,848
Series 2017-C07, Class 2M2A, (1 mo. LIBOR US + 2.50%), 4.29%, 05/25/30	98		99,440
Series 2017-C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 4.29%, 05/25/30	99		100,869
Series 2014-C02, Class 2M2, (1 mo. LIBOR US + 2.60%), 4.39%, 05/25/24	95		98,915
Series 2017-C06, Class 1M2A, (1 mo. LIBOR US + 2.65%), 4.44%, 02/25/30	276		279,571
Series 2017-C06, Class 1M2, (1 mo. LIBOR US + 2.65%), 4.44%, 02/25/30	100		102,626
Series 2017-C06, Class 2M2, (1 mo. LIBOR US + 2.80%), 4.59%, 02/25/30	94		96,097
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 4.69%, 07/25/24	114		119,241
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 5.34%, 07/25/29	100		102,424
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.60%), 5.39%, 01/25/30	370		391,612
Series 2018-C06, Class 1B1, (1 mo. LIBOR US + 3.75%), 5.54%, 03/25/31	436		459,955
Series 2015-C02, Class 1M2, (1 mo. LIBOR US + 4.00%), 5.79%, 05/25/25	54		57,539
Series 2015-C02, Class 2M2, (1 mo. LIBOR US + 4.00%), 5.79%, 05/25/25	44		46,079
Series 2018-C05, Class 1B1, (1 mo. LIBOR US + 4.25%), 6.04%, 01/25/31	100		109,190
Series 2015-C01, Class 1M2, (1 mo. LIBOR US + 4.30%), 6.09%, 02/25/25	51		54,227
Series 2014-C01, Class M2, (1 mo. LIBOR US + 4.40%), 6.19%, 01/25/24	95		103,289
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 6.24%, 01/25/29	125		132,024
Series 2018-C04, Class 2B1, (1 mo. LIBOR US + 4.50%), 6.29%, 12/25/30	250		276,821
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + 4.85%), 6.64%, 10/25/29	500		565,461
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 6.69%, 11/25/24	27		29,410
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 5.00%), 6.79%, 11/25/24	62		67,390
Series 2015-C03, Class 1M2, (1 mo. LIBOR US + 5.00%), 6.79%, 07/25/25	58		63,471

18	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2017-C04, Class 2B1, (1 mo. LIBOR US + 5.05%), 6.84%, 11/25/29	$500	$571,407
Series 2017-C02, Class 2B1, (1 mo. LIBOR US + 5.50%), 7.29%, 09/25/29	500	584,126
Series 2015-C04, Class 1M2, (1 mo. LIBOR US + 5.70%), 7.49%, 04/25/28	65	72,161
Series 2017-C01, Class 1B1, (1 mo. LIBOR US + 5.75%), 7.54%, 07/25/29	500	590,928
Freddie Mac STACR Trust(a)(e):
Series 2019-HQA2, Class M1, (1 mo. LIBOR US + 0.70%), 2.49%, 04/25/49	78	78,242
Series 2019-HQA3, Class M1, (1 mo. LIBOR US + 0.75%), 2.54%, 09/25/49	570	569,680
Series 2019-DNA1, Class M1, (1 mo. LIBOR US + 0.90%), 2.69%, 01/25/49	1,153	1,153,613
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 2.74%, 11/25/48	962	962,004
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 3.64%, 09/25/49	1,000	1,000,098
Series 2019-HQA2, Class M2, (1 mo. LIBOR US + 2.05%), 3.84%, 04/25/49	500	502,291
Series 2019-DNA3, Class M2, (1 mo. LIBOR US + 2.05%), 3.84%, 07/25/49	500	502,317
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 4.09%, 10/25/48	500	506,435
Series 2019-HQA1, Class M2, (1 mo. LIBOR US + 2.35%), 4.14%, 02/25/49	600	606,151
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.80%), 3.59%, 07/25/30	100	100,197
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 4.29%, 03/25/30	250	255,850
Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 4.94%, 07/25/30	75	77,125
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 5.94%, 01/25/25	137	143,461
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 6.24%, 03/25/30	250	276,482
Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.65%), 6.44%, 10/25/28	467	502,403
Series 2017-HQA2, Class B1, (1 mo. LIBOR US + 4.75%), 6.54%, 12/25/29	500	559,040

		16,321,025

Mortgage-Backed Securities — 41.4%
Fannie Mae Mortgage-Backed Securities(g):
2.50%, 01/01/50	1,600	1,582,062
3.00%, 01/01/35 - 01/01/50	6,300	6,406,459
3.50%, 01/01/35 - 01/01/50	19,224	19,817,741
4.00%, 01/01/35 - 02/01/57	23,330	24,312,094
4.50%, 01/01/35 - 01/01/50	12,842	13,525,003
5.00%, 02/01/41 - 01/01/50	8,810	9,449,119
5.50%, 01/01/50	1,750	1,884,531
Freddie Mac Mortgage-Backed Securities:
3.00%, 08/01/46 - 06/01/49	468	476,260
3.50%, 10/01/44 - 11/01/49	8,518	8,867,042
4.00%, 10/01/46 - 06/01/49	1,174	1,224,216
4.50%, 05/01/42 - 03/01/49	3,577	3,777,544
Ginnie Mae Mortgage-Backed Securities(g):
2.50%, 01/01/50	575	577,448
3.00%, 05/20/45 - 01/01/50	850	874,173
3.50%, 06/15/43 - 01/01/50	15,505	15,986,405
4.00%, 11/20/47 - 01/01/50	12,289	12,725,116
4.50%, 01/01/50	15,467	16,172,438
5.00%, 12/20/48 - 01/01/50	7,128	7,515,459

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, (1 mo. LIBOR US + 3.25%), 5.04%, 10/15/49(a)(e)	$750	$781,419

		145,954,529

Total U.S. Government Sponsored Agency Securities — 46.0% (Cost — $161,789,566)		162,275,554

U.S. Treasury Obligations — 5.6%
U.S. Treasury Bonds, 3.13%, 08/15/44	600	684,023
U.S. Treasury Notes:
1.88%, 02/28/22	5,000	5,030,664
1.88%, 03/31/22	4,000	4,025,469
1.50%, 08/15/26	10,000	9,806,641

Total U.S. Treasury Obligations — 5.6% (Cost — $19,493,305)		19,546,797

Total Long-Term Investments — 103.1% (Cost — $360,090,398)		363,569,434

	Shares

Short-Term Securities — 27.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(h)(i)	96,002,743	96,002,743

Total Short-Term Securities — 27.2% (Cost — $96,002,743)		96,002,743

Total Investments — 130.3% (Cost — $456,093,141)		459,572,177

Liabilities in Excess of Other Assets — (30.3)%		(106,949,730)

Net Assets — 100.0%		$352,622,447

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Amount is less than 500.
(g)	Represents or includes a TBA transaction.
(h)	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund

(i)

During the year ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,039,873	90,962,870	96,002,743	$96,002,743	$374,816	$93	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bond	56	03/16/20	$5,618	$(98,971)
10-Year Canada Bond	45	03/20/20	4,764	(50,748)
U.S. Ultra Bond	22	03/20/20	3,996	(108,485)
Long Gilt	39	03/27/20	6,787	(24,804)
5-Year U.S. Treasury Note	85	03/31/20	10,082	(9,390)

				(292,398)

Short Contracts
Euro Bund Futures	85	03/06/20	16,255	132,375
10-Year U.S. Treasury Note	192	03/20/20	24,657	14,288
10-Year U.S. Ultra Long Treasury Note	16	03/20/20	2,251	29,914
Long U.S. Treasury Bond	12	03/20/20	1,871	(392)
2-Year U.S. Treasury Note	64	03/31/20	13,792	11,946

				188,131

				$(104,267)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	165,572	AUD	240,000	Citibank N.A.	03/18/20	$(3,160)
USD	15,257	CAD	20,000	Deutsche Bank AG	03/18/20	(149)
USD	53,326	CAD	70,000	Deutsche Bank AG	03/18/20	(594)
USD	179,343	EUR	160,000	State Street Bank and Trust Co.	03/18/20	(972)
USD	22,165	SGD	30,000	Royal Bank of Canada	03/18/20	(157)

	Net unrealized depreciation					$(5,032)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Month MXIBOR, 7.56%	Monthly	6.38%	Monthly	03/18/20	03/12/25	MXN	3,320	$(1,498)	$3	$(1,501)
1-Month MXIBOR, 7.56%	Monthly	6.45	Monthly	03/18/20	03/12/25	MXN	14,120	(4,120)	11	(4,131)
3-Month STIBOR, 0.15%	Quarterly	0.00	Annual	03/18/20	03/18/25	SEK	14,980	(32,646)	(43)	(32,603)
6-Month SIBOR, 1.83%	Semi-Annual	1.54	Semi-Annual	03/18/20	03/18/25	SGD	1,100	1,175	12	1,163
1.68	Annual	6-Month WIBOR, 1.69%	Semi-Annual	03/18/20	03/18/25	PLN	9,150	13,087	35	13,052
1.74	Annual	6-Month WIBOR, 1.69%	Semi-Annual	03/18/20	03/18/25	PLN	4,280	2,659	16	2,643
(0.44)	Annual	6-Month EURIBOR, (0.32)%	Semi-Annual	03/18/20	03/18/25	EUR	2,030	37,958	1,911	36,047
(0.12)	Semi-Annual	6-Month JPY LIBOR, 0.01%	Semi-Annual	03/18/20	03/18/25	JPY	5,000	366	1	365
6-Month SIBOR, 1.83%	Semi-Annual	1.58	Semi-Annual	03/18/20	03/18/25	SGD	50	139	1	138
1.68	Quarterly	3-Month HIBOR, 2.43%	Quarterly	03/18/20	03/18/25	HKD	2,600	4,514	5	4,509

20	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
(0.32) %	Annual	6-Month EURIBOR, (0.32)%	Semi-Annual	03/18/20	03/18/25	EUR	560	$6,623	$11	$6,612
3-Month STIBOR, 0.15%	Quarterly	0.02	Annual	03/18/20	03/18/25	SEK	7,760	(16,291)	14	(16,305)
(0.39)	Annual	6-Month EURIBOR, (0.32)%	Semi-Annual	03/18/20	03/18/25	EUR	620	9,970	12	9,958
6-Month CAD BA, 2.07%	Semi-Annual	1.72	Semi-Annual	03/18/20	03/18/25	CAD	470	(5,814)	6	(5,820)
1.70	Annual	6-Month WIBOR, 1.69%	Semi-Annual	03/18/20	03/18/25	PLN	3,000	3,538	11	3,527
0.98	Semi-Annual	6-Month BBR, 0.21%	Semi-Annual	03/18/20	03/18/25	AUD	880	6,841	10	6,831
1.05	Semi-Annual	6-Month BBR, 0.21%	Semi-Annual	03/18/20	03/18/25	AUD	485	2,506	6	2,500
1.06	Semi-Annual	6-Month BBR, 0.21%	Semi-Annual	03/18/20	03/18/25	AUD	490	2,473	6	2,467
1.06	Semi-Annual	6-Month BBR, 0.21%	Semi-Annual	03/18/20	03/18/25	AUD	485	2,440	6	2,434
1.06	Semi-Annual	6-Month BBR, 0.21%	Semi-Annual	03/18/20	03/18/25	AUD	220	1,073	3	1,070
(0.12)	Annual	6-Month EURIBOR, (0.32)%	Semi-Annual	03/18/20	03/18/25	EUR	1,340	1,291	26	1,265
1.74	Annual	6-Month WIBOR, 1.69%	Semi-Annual	03/18/20	03/18/25	PLN	6,970	3,997	28	3,969
3-Month STIBOR, 0.15%	Quarterly	0.19	Annual	03/18/20	03/18/25	SEK	6,390	(7,560)	79	(7,639)
3-Month STIBOR, 0.15%	Quarterly	0.25	Annual	03/18/20	03/18/25	SEK	2,880	(2,502)	5	(2,507)
3-Month STIBOR, 0.15%	Quarterly	0.26	Annual	03/18/20	03/18/25	SEK	5,270	(4,270)	284	(4,554)
3-Month STIBOR, 0.15%	Quarterly	0.31	Annual	03/18/20	03/18/25	SEK	5,740	(3,253)	432	(3,685)
3-Month STIBOR, 0.15%	Quarterly	0.34	Annual	03/18/20	03/18/25	SEK	5,570	(2,139)	10	(2,149)
3-Month STIBOR, 0.15%	Quarterly	0.37	Annual	03/18/20	03/18/25	SEK	16,460	(3,560)	30	(3,590)
6-Month SIBOR, 1.83%	Semi-Annual	1.48	Semi-Annual	03/18/20	03/18/25	SGD	890	(812)	10	(822)
6-Month SIBOR, 1.83%	Semi-Annual	1.50	Semi-Annual	03/18/20	03/18/25	SGD	570	(161)	6	(167)
6-Month SIBOR, 1.83%	Semi-Annual	1.50	Semi-Annual	03/18/20	03/18/25	SGD	960	(184)	11	(195)
6-Month SIBOR, 1.83%	Semi-Annual	1.51	Semi-Annual	03/18/20	03/18/25	SGD	390	(5)	4	(9)
6-Month SIBOR, 1.83%	Semi-Annual	1.52	Semi-Annual	03/18/20	03/18/25	SGD	2,500	1,321	28	1,293
6-Month SIBOR, 1.83%	Semi-Annual	1.54	Semi-Annual	03/18/20	03/18/25	SGD	1,120	1,398	12	1,386
6-Month SIBOR, 1.83%	Semi-Annual	1.54	Semi-Annual	03/18/20	03/18/25	SGD	590	822	7	815
6-Month SIBOR, 1.83%	Semi-Annual	1.56	Semi-Annual	03/18/20	03/18/25	SGD	340	700	4	696
6-Month SIBOR, 1.83%	Semi-Annual	1.58	Semi-Annual	03/18/20	03/18/25	SGD	976	2,449	11	2,438
6-Month SIBOR, 1.83%	Semi-Annual	1.60	Semi-Annual	03/18/20	03/18/25	SGD	594	2,025	7	2,018
1.69	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	03/18/20	03/18/25	USD	1,330	2,771	23	2,748
1.69	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	03/18/20	03/18/25	USD	925	2,020	631	1,389
1.69	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	03/18/20	03/18/25	USD	463	911	7	904
1.70	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	03/18/20	03/18/25	USD	463	822	7	815
1.73	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	03/18/20	03/18/25	USD	1,100	(314)	19	(333)

								$30,760	$3,718	$27,042

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 1.51%	Quarterly	1.12%	Quarterly	Citibank N.A.	03/18/20	03/18/25	KRW	4,038,223	$(35,258)	$—	$(35,258)
3-Month KRW CDC, 1.51%	Quarterly	1.16	Quarterly	Bank of America N.A.	03/18/20	03/18/25	KRW	1,173,435	(8,192)	—	(8,192)
3-Month KRW CDC, 1.51%	Quarterly	1.16	Quarterly	Citibank N.A.	03/18/20	03/18/25	KRW	1,173,435	(8,192)	—	(8,192)
3-Month KRW CDC, 1.51%	Quarterly	1.14	Quarterly	JPMorgan Chase Bank N.A.	03/18/20	03/18/25	KRW	629,147	(4,969)	—	(4,969)
3-Month KRW CDC, 1.51%	Quarterly	1.36	Quarterly	Bank of America N.A.	03/18/20	03/18/25	KRW	4,086,790	5,517	—	5,517

									$(51,094)	$—	$(51,094)

(a)	Forward swap

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short:	Bank of America N.A.	02/15/23	USD 1,361,210	$(242,848	)(b)	$1,146,551	3.7%
	Bank of America N.A.	02/15/23	4,188,191	108,671	(c)	4,296,466	1.9
	Morgan Stanley & Co. International PLC	02/22/23	3,028,633	728,484	(d)	3,621,968	45.4
	Morgan Stanley & Co. International PLC	02/22/23	546,480	(759,687	)(e)	11,085	53.9

				$(165,380)		$9,076,070

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-418 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD—1D	Overnight Fed Funds Effective Rate (FEDL01)
USD—1M	US Dollar LIBOR BBA
USD—1W	US Dollar LIBOR BBA

(b)	Amount includes $(28,189) of net dividends and financing fees.
(c)	Amount includes $396 of net dividends and financing fees.
(d)	Amount includes $135,149 of net dividends and financing fees.
(e)	Amount includes $(224,292) of net dividends and financing fees.

22	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of December 31, 2019 expiration dates 02/15/23:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Lockheed Martin Corp.	588	$228,955	20.0%
Raytheon Co.	548	120,418	10.5

		349,373

Airlines
Delta Air Lines, Inc.	9,198	537,899	46.9
Southwest Airlines Co.	3,820	206,204	18.0
United Airlines Holdings, Inc.	1,978	174,242	15.2

		918,345

Auto Components
Goodyear Tire & Rubber Co.	17,060	265,368	23.1

Biotechnology
Amgen, Inc.	637	153,562	13.4

Building Products
Johnson Controls International PLC	2,445	99,536	8.7

Communications Equipment
Cisco Systems, Inc.	4,047	194,094	16.9

Consumer Finance
American Express Co.	418	52,037	4.6
OneMain Holdings, Inc.	1,314	55,385	4.8

		107,422

Containers & Packaging
Ball Corp.	435	28,132	2.5
Westrock Co.	2,122	91,055	7.9

		119,187

Diversified Telecommunication Services
Verizon Communications, Inc.	441	27,077	2.4

Electric Utilities
American Electric Power Co., Inc.	284	26,841	2.3
Duke Energy Corp.	2,181	198,929	17.4
Exelon Corp.	2,148	97,927	8.5

		323,697

Entertainment
Walt Disney Co.	1,309	189,321	16.5

Equity Real Estate Investment Trusts (REITs)
Weyerhaeuser Co.	2,625	79,275	6.9

Food & Staples Retailing
Walmart, Inc.	1,816	215,813	18.8

Food Products
Lamb Weston Holdings, Inc.	1,273	109,516	9.6

Health Care Providers & Services
DaVita, Inc.	752	56,423	4.9
Quest Diagnostics, Inc.	298	31,823	2.8
Universal Health Services, Inc., Class B	838	120,219	10.5

		208,465

Hotels, Restaurants & Leisure
McDonald’s Corp.	1,262	249,384	21.7
MGM Resorts International	5,125	170,509	14.9
Yum! Brands, Inc.	2,516	253,436	22.1

		673,329

Security	Shares	Value	% of Basket Value

Household Durables
Newell Brands, Inc.	13,206	$253,819	22.2%
PulteGroup, Inc.	3,583	139,021	12.1
Toll Brothers, Inc.	4,473	176,728	15.4

		569,568

Household Products
Colgate-Palmolive Co.	2,103	144,771	12.6
Procter & Gamble Co.	1,827	228,192	19.9

		372,963

Independent Power and Renewable Electricity Producers
NRG Energy, Inc.	1,949	77,473	6.8

Insurance
Allstate Corp.	2,250	253,013	22.1
American International Group, Inc.	2,712	139,207	12.1
Hartford Financial Services Group, Inc.	4,098	249,035	21.7
Loews Corp.	455	23,883	2.1
MetLife, Inc.	3,603	183,645	16.0

		848,783

Media
Omnicom Group, Inc.	1,072	86,853	7.6
TEGNA, Inc.	11,010	183,757	16.0

		270,610

Oil, Gas & Consumable Fuels
ConocoPhillips	1,943	126,353	11.0
Devon Energy Corp.	1,793	46,564	4.1
Encana Corp.	36,139	169,492	14.8
Marathon Oil Corp.	11,900	161,602	14.1

		504,011

Pharmaceuticals
Pfizer, Inc.	11,601	454,527	39.6

Specialty Retail
AutoZone, Inc.	169	201,331	17.6
Home Depot, Inc.	552	120,546	10.5

		321,877

Technology Hardware, Storage & Peripherals
Xerox Holdings Corp.	564	20,795	1.8

Thrifts & Mortgage Finance
MGIC Investment Corp.	10,757	152,427	13.3

Trading Companies & Distributors
HD Supply Holdings, Inc.	2,772	111,490	9.7

Total Reference Entity — Long		7,737,904

Reference Entity — Short

Aerospace & Defense
Boeing Co.	(313)	(101,963)	(8.9)
Textron, Inc.	(1,807)	(80,592)	(7.0)

		(182,555)

Air Freight & Logistics
FedEx Corp.	(630)	(95,262)	(8.3)
United Parcel Service, Inc., Class B	(1,727)	(202,163)	(17.6)

		(297,425)

Automobiles
Tesla, Inc.	(104)	(43,506)	(3.8)

Beverages
Constellation Brands, Inc., Class A	(1,028)	(195,063)	(17.0)

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Chemicals
PPG Industries, Inc.	(1,386)	$(185,017)	(16.1	) %
RPM International, Inc.	(2,869)	(220,225)	(19.2)

		(405,242)

Consumer Finance
Capital One Financial Corp.	(308)	(31,696)	(2.8)

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(969)	(219,478)	(19.1)

Diversified Telecommunication Services
AT&T, Inc.	(6,211)	(242,726)	(21.2)

Electric Utilities
FirstEnergy Corp.	(4,409)	(214,277)	(18.7)

Equity Real Estate Investment Trusts (REITs)
Healthpeak Properties, Inc.	(4,708)	(162,285)	(14.2)

Food Products
Conagra Brands, Inc.	(7,003)	(239,783)	(20.9)
Kellogg Co.	(3,596)	(248,699)	(21.7)

		(488,482)

Health Care Equipment & Supplies
Abbott Laboratories	(2,239)	(194,480)	(17.0)

Health Care Providers & Services
AmerisourceBergen Corp.	(2,025)	(172,165)	(15.0)
McKesson Corp.	(24)	(3,320)	(0.3)

		(175,485)

Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	(1,321)	(176,367)	(15.4)

Household Durables
DR Horton, Inc.	(4,709)	(248,400)	(21.7)
Mohawk Industries, Inc.	(354)	(48,278)	(4.2)

		(296,678)

Leisure Products
Brunswick Corp.	(1,796)	(107,724)	(9.4)
Hasbro, Inc.	(1,809)	(191,048)	(16.7)
Mattel, Inc.	(75,145)	(1,018,215)	(88.8)

		(1,316,987)

Media
Comcast Corp., Class A	(601)	(27,027)	(2.4)
DISH Network Corp., Class A	(3,119)	(110,631)	(9.6)

		(137,658)

Metals & Mining
United States Steel Corp.	(35,139)	(400,936)	(35.0)

Multi-Utilities
Sempra Energy	(594)	(89,979)	(7.8)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(8,248)	(266,823)	(23.3)
Enbridge, Inc.	(8,743)	(347,709)	(30.3)
Exxon Mobil Corp.	(1,258)	(87,783)	(7.7)
ONEOK, Inc.	(2,885)	(218,308)	(19.0)
Williams Cos., Inc.	(3,148)	(74,671)	(6.5)

		(995,294)

Road & Rail
Avis Budget Group, Inc.	(188)	(6,061)	(0.5)

Specialty Retail
TJX Cos., Inc.	(1,782)	(108,809)	(9.5)

Security	Shares	Value	% of Basket Value

Textiles, Apparel & Luxury Goods
VF Corp.	(2,106)	$(209,884)	(18.3	) %

Total Reference Entity — Short		(6,591,353)

Net Value of Reference Entity — Bank of America N.A.		$1,146,551

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of December 31, 2019 expiration dates 02/15/23:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Arconic, Inc.	1,695	$52,155	1.2%
Northrop Grumman Corp.	87	29,926	0.7

		82,081

Airlines
United Airlines Holdings, Inc.	310	27,308	0.6

Auto Components
BorgWarner, Inc.	1,738	75,395	1.7

Biotechnology
AbbVie, Inc.	5,096	451,200	10.5

Building Products
Fortune Brands Home & Security, Inc.	304	19,863	0.5

Chemicals
Celanese Corp.	269	33,119	0.8
Olin Corp.	1,003	17,302	0.4

		50,421

Commercial Services & Supplies
Republic Services, Inc.	1,133	101,551	2.3
Waste Management, Inc.	969	110,427	2.6

		211,978

Communications Equipment
Cisco Systems, Inc.	1,574	75,489	1.8

Construction & Engineering
AECOM	2,131	91,910	2.1

Consumer Finance
Ally Financial, Inc.	1,362	41,623	1.0
OneMain Holdings, Inc.	144	6,069	0.1

		47,692

Containers & Packaging
Ball Corp.	2,925	189,160	4.4

Diversified Telecommunication Services
CenturyLink, Inc.	2,397	31,664	0.7

Electrical Equipment
Sensata Technologies Holding PLC	1,557	83,876	1.9

Electronic Equipment, Instruments & Components
Keysight Technologies, Inc.	56	5,747	0.1

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	239	32,948	0.8
Brixmor Property Group, Inc.	3,707	80,108	1.9
Essex Property Trust, Inc.	58	17,450	0.4
Gaming and Leisure Properties, Inc.	365	15,713	0.4
Host Hotels & Resorts, Inc.	5,707	105,865	2.4

24	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.	4,173	$86,423	2.0%
Life Storage, Inc.	1,033	111,853	2.6
Outfront Media, Inc.	5,466	146,598	3.4
Regency Centers Corp.	1,220	76,970	1.8
Simon Property Group, Inc.	480	71,501	1.6
Spirit Realty Capital, Inc.	1,815	89,262	2.1
Tanger Factory Outlet Centers, Inc.	8,971	132,143	3.1

		966,834

Food & Staples Retailing
Sysco Corp.	944	80,750	1.9

Food Products
Campbell Soup Co.	2,733	135,065	3.1
Hershey Co.	609	89,511	2.1

		224,576

Health Care Providers & Services
AmerisourceBergen Corp.	861	73,202	1.7
Encompass Health Corp.	1,082	74,950	1.7
Quest Diagnostics, Inc.	388	41,435	1.0

		189,587

Hotels, Restaurants & Leisure
Churchill Downs, Inc.	605	83,006	1.9
Scientific Games Corp., Class A	819	21,933	0.5
Starbucks Corp.	465	40,883	1.0
Yum! Brands, Inc.	1,320	132,963	3.1

		278,785

Household Durables
TRI Pointe Group, Inc.	2,578	40,165	0.9
Whirlpool Corp.	447	65,946	1.6

		106,111

Household Products
Colgate-Palmolive Co.	977	67,257	1.5
Spectrum Brands Holdings, Inc.	1,323	85,055	2.0

		152,312

Independent Power and Renewable Electricity Producers
NRG Energy, Inc.	3,105	123,424	2.9

Insurance
American International Group, Inc.	1,376	70,630	1.7
Lincoln National Corp.	728	42,959	1.0
Manulife Financial Corp.	7,578	153,758	3.6
Prudential Financial, Inc.	238	22,310	0.5
Reinsurance Group of America, Inc.	586	95,553	2.2

		385,210

Internet & Direct Marketing Retail
eBay, Inc.	137	4,947	0.1

Media
Omnicom Group, Inc.	457	37,026	0.9

Metals & Mining
Cleveland-Cliffs, Inc.	2,983	25,057	0.6

Multiline Retail
Dollar General Corp.	678	105,755	2.5

Oil, Gas & Consumable Fuels
Callon Petroleum Co.	8,471	40,915	0.9
Centennial Resource Development, Inc., Class A	3,984	18,406	0.4
Encana Corp.	6,401	30,021	0.7
Hess Corp.	817	54,584	1.3
HollyFrontier Corp.	4,347	220,436	5.1
Marathon Oil Corp.	18,888	256,499	6.0

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	1,542	$92,905	2.2%
Murphy Oil Corp.	1,163	31,168	0.7
QEP Resources, Inc.	15,006	67,527	1.6
Range Resources Corp.	11,563	56,081	1.3
SM Energy Co.	4,087	45,938	1.1

		914,480

Road & Rail
CSX Corp.	399	28,872	0.7
Hertz Global Holdings, Inc.	5,104	80,388	1.9
JB Hunt Transport Services, Inc.	456	53,252	1.2
Norfolk Southern Corp.	451	87,552	2.0

		250,064

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	363	22,157	0.5
Intel Corp.	1,114	66,673	1.6

		88,830

Specialty Retail
AutoNation, Inc.	1,649	80,191	1.9
Home Depot, Inc.	328	71,629	1.7
Michaels Cos., Inc.	2,267	18,340	0.4
Murphy USA, Inc.	185	21,645	0.5
O’Reilly Automotive, Inc.	39	17,092	0.4
Signet Jewelers Ltd.	1,411	30,675	0.7

		239,572

Total Reference Entity — Long		5,617,104

Reference Entity — Short

Capital Markets
Brookfield Asset Management, Inc., Class A	(2,258)	(130,512)	(3.0)

Chemicals
Westlake Chemical Corp.	(396)	(27,779)	(0.7)

Energy Equipment & Services
Diamond Offshore Drilling, Inc.	(2,713)	(19,507)	(0.5)

Food Products
Archer-Daniels-Midland Co.	(170)	(7,880)	(0.2)

Hotels, Restaurants & Leisure
Las Vegas Sands Corp.	(189)	(13,049)	(0.3)

Industrial Conglomerates
3M Co.	(140)	(24,699)	(0.6)

Insurance
Marsh & McLennan Cos., Inc.	(325)	(36,208)	(0.8)

Interactive Media & Services
Match Group, Inc.	(4,148)	(340,592)	(7.9)

IT Services
Fiserv, Inc.	(54)	(6,244)	(0.1)

Metals & Mining
United States Steel Corp.	(28,337)	(323,325)	(7.5)

Oil, Gas & Consumable Fuels
Whiting Petroleum Corp.	(3,611)	(26,505)	(0.6)

Specialty Retail
Bed Bath & Beyond, Inc.	(21,060)	(364,338)	(8.5)

Total Reference Entity — Short		(1,320,638)

Net Value of Reference Entity — Bank of America N.A.		$4,296,466

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of December 31, 2019 expiration dates 02/22/23:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Arconic, Inc.	10,801	$332,347	9.2%
General Dynamics Corp.	1,101	194,161	5.4
Lockheed Martin Corp.	2,513	978,512	27.0
Northrop Grumman Corp.	2,816	968,620	26.7

		2,473,640

Airlines
United Airlines Holdings, Inc.	2,388	210,359	5.8

Auto Components
BorgWarner, Inc.	15,457	670,525	18.5
Goodyear Tire & Rubber Co.	66,312	1,031,483	28.5

		1,702,008

Automobiles
Harley-Davidson, Inc.	1,771	65,863	1.8

Biotechnology
Amgen, Inc.	2,874	692,835	19.1
Biogen, Inc.	3,494	1,036,775	28.6
Gilead Sciences, Inc.	1,991	129,375	3.6

		1,858,985

Building Products
Fortune Brands Home & Security, Inc.	9,106	594,986	16.4
Owens Corning	667	43,435	1.2

		638,421

Chemicals
Albemarle Corp.	6,075	443,718	12.2
Celanese Corp.	7,863	968,092	26.7
CF Industries Holdings, Inc.	3,871	184,801	5.1
FMC Corp.	62	6,189	0.2
LyondellBasell Industries NV, Class A	10,985	1,037,863	28.7
Olin Corp.	33,848	583,878	16.1
Scotts Miracle-Gro Co.	1,576	167,340	4.6

		3,391,881

Commercial Services & Supplies
Brink’s Co.	81	7,345	0.2
Republic Services, Inc.	10,753	963,791	26.6
Waste Management, Inc.	8,154	929,230	25.7

		1,900,366

Communications Equipment
Cisco Systems, Inc.	20,896	1,002,172	27.7

Construction & Engineering
AECOM	1,483	63,962	1.8

Construction Materials
Martin Marietta Materials, Inc.	2,837	793,339	21.9

Consumer Finance
Ally Financial, Inc.	20,070	613,339	16.9
Discover Financial Services	90	7,634	0.2
OneMain Holdings, Inc.	1,450	61,118	1.7
Synchrony Financial	713	25,675	0.7

		707,766

Containers & Packaging
Ball Corp.	12,749	824,478	22.8

Security	Shares	Value	% of Basket Value

Containers & Packaging (continued)
International Paper Co.	22,209	$1,022,724	28.2%

		1,847,202

Diversified Financial Services
Voya Financial, Inc.	17,204	1,049,100	29.0

Diversified Telecommunication Services
CenturyLink, Inc.	73,458	970,380	26.8

Electric Utilities
Duke Energy Corp.	4,118	375,603	10.3
Exelon Corp.	5,780	263,510	7.3

		639,113

Electrical Equipment
Eaton Corp. PLC	6,983	661,430	18.2
Sensata Technologies Holding PLC	2,004	107,955	3.0

		769,385

Electronic Equipment, Instruments & Components
CDW Corp.	6,834	976,169	26.9
Jabil, Inc.	24,462	1,011,014	27.9
Keysight Technologies, Inc.	9,693	994,793	27.5

		2,981,976

Energy Equipment & Services
Halliburton Co.	969	23,711	0.7

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	5,356	738,378	20.4
Brixmor Property Group, Inc.	27,025	584,010	16.1
EPR Properties	3,006	212,344	5.9
Essex Property Trust, Inc.	3,305	994,342	27.4
Gaming and Leisure Properties, Inc.	3,681	158,467	4.4
Healthpeak Properties, Inc.	26,818	924,416	25.5
Host Hotels & Resorts, Inc.	1,595	29,587	0.8
Iron Mountain, Inc.	81	2,582	0.1
Kimco Realty Corp.	34,214	708,572	19.6
Life Storage, Inc.	8,551	925,902	25.6
Mid-America Apartment Communities, Inc.	7,776	1,025,343	28.3
Outfront Media, Inc.	33,736	904,800	25.0
Regency Centers Corp.	2,871	181,131	5.0
Simon Property Group, Inc.	1,813	270,065	7.5
Spirit Realty Capital, Inc.	18,787	923,945	25.5
Tanger Factory Outlet Centers, Inc.	53,094	782,075	21.6
Ventas, Inc.	5,426	313,297	8.6
VEREIT, Inc.	44,111	407,586	11.2

		10,086,842

Food & Staples Retailing
Sysco Corp.	7,391	632,226	17.5

Food Products
B&G Foods, Inc.	51,840	929,491	25.7
Campbell Soup Co.	3,291	162,641	4.5
Hershey Co.	6,447	947,580	26.2
Tyson Foods, Inc., Class A	11,320	1,030,573	28.4

		3,070,285

Health Care Equipment & Supplies
Stryker Corp.	846	177,609	4.9

Health Care Providers & Services
AmerisourceBergen Corp.	3,274	278,356	7.7
Cardinal Health, Inc.	15,037	760,571	21.0
Encompass Health Corp.	13,292	920,737	25.4
Quest Diagnostics, Inc.	7,977	851,864	23.5

		2,811,528

26	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
Churchill Downs, Inc.	1,161	$159,289	4.4%
Scientific Games Corp., Class A	619	16,577	0.5
Starbucks Corp.	11,514	1,012,311	27.9
Wyndham Destinations, Inc.	18,781	970,790	26.8
Yum! Brands, Inc.	8,883	894,784	24.7

		3,053,751

Household Durables
Leggett & Platt, Inc.	1,401	71,213	2.0
Newell Brands, Inc.	54,098	1,039,763	28.7
Toll Brothers, Inc.	21,846	863,135	23.8
TRI Pointe Group, Inc.	11,010	171,536	4.8
Whirlpool Corp.	5,139	758,157	20.9

		2,903,804

Household Products
Colgate-Palmolive Co.	14,250	980,970	27.1
Procter & Gamble Co.	1,157	144,510	4.0
Spectrum Brands Holdings, Inc.	11,825	760,229	21.0

		1,885,709

Independent Power and Renewable Electricity Producers
NRG Energy, Inc.	22,804	906,459	25.0

Insurance
American International Group, Inc.	18,381	943,497	26.0
Hartford Financial Services Group, Inc.	5,221	317,280	8.8
Lincoln National Corp.	16,211	956,611	26.4
Manulife Financial Corp.	19,633	398,354	11.0
MetLife, Inc.	20,688	1,054,467	29.1
Prudential Financial, Inc.	4,854	455,014	12.6
Reinsurance Group of America, Inc.	1,726	281,441	7.8

		4,406,664

IT Services
Broadridge Financial Solutions, Inc.	252	31,132	0.9
DXC Technology Co.	27,177	1,021,583	28.2
VeriSign, Inc.	2,272	437,769	12.1

		1,490,484

Machinery
Allison Transmission Holdings, Inc.	21,469	1,037,382	28.6
Trinity Industries, Inc.	22,841	505,928	14.0

		1,543,310

Media
Altice USA, Inc., Class A	27,668	756,443	20.9
Interpublic Group of Cos., Inc.	43,402	1,002,586	27.7
Omnicom Group, Inc.	12,394	1,004,162	27.7
Sinclair Broadcast Group, Inc., Class A	31,548	1,051,811	29.0

		3,815,002

Metals & Mining
Cleveland-Cliffs, Inc.	2,312	19,421	0.5
Nucor Corp.	10,409	585,818	16.2

		605,239

Multi-Utilities
WEC Energy Group, Inc.	8,461	780,358	21.5

Multiline Retail
Dollar General Corp.	2,229	347,679	9.6
Macy’s, Inc.	14,922	253,674	7.0
Target Corp.	8,255	1,058,374	29.2

		1,659,727

Oil, Gas & Consumable Fuels
Apache Corp.	3,382	86,545	2.4
Callon Petroleum Co.	66,797	322,630	8.9

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
Centennial Resource Development, Inc., Class A	81,502	$376,539	10.4%
Chevron Corp.	1,994	240,297	6.6
Devon Energy Corp.	28,917	750,974	20.7
Encana Corp.	13,095	61,416	1.7
Hess Corp.	1,618	108,099	3.0
HollyFrontier Corp.	14,710	745,944	20.6
Marathon Oil Corp.	59,600	809,368	22.4
Marathon Petroleum Corp.	15,898	957,855	26.4
Murphy Oil Corp.	22,179	594,397	16.4
Parsley Energy, Inc., Class A	8,678	164,101	4.5
Phillips 66	645	71,859	2.0
QEP Resources, Inc.	116,216	522,972	14.4
Range Resources Corp.	38,441	186,439	5.2
SM Energy Co.	7,204	80,973	2.2
SRC Energy, Inc.	215,096	886,196	24.5
Valero Energy Corp.	9,536	893,046	24.7
WPX Energy, Inc.	3,126	42,951	1.2

		7,902,601

Road & Rail
CSX Corp.	13,919	1,007,179	27.8
Hertz Global Holdings, Inc.	17,253	271,735	7.5
JB Hunt Transport Services, Inc.	8,408	981,886	27.1
Norfolk Southern Corp.	2,007	389,619	10.8
Ryder System, Inc.	9,440	512,686	14.1
Union Pacific Corp.	5,906	1,067,746	29.5

		4,230,851

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	6,339	386,932	10.7
Broadcom, Inc.	258	81,533	2.2
Intel Corp.	4,942	295,779	8.2
Lam Research Corp.	3,573	1,044,745	28.8
Qorvo, Inc.	1,621	188,409	5.2
QUALCOMM, Inc.	11,929	1,052,496	29.1

		3,049,894

Software
CDK Global, Inc.	2,161	118,164	3.3
Oracle Corp.	8,896	471,310	13.0

		589,474

Specialty Retail
AutoNation, Inc.	7,113	345,905	9.6
AutoZone, Inc.	840	1,000,700	27.6
Home Depot, Inc.	4,370	954,321	26.3
L Brands, Inc.	10,192	184,679	5.1
Michaels Cos., Inc.	6,086	49,236	1.4
Murphy USA, Inc.	8,247	964,899	26.6
O’Reilly Automotive, Inc.	395	173,113	4.8

		3,672,853

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	60,854	965,145	26.7
Seagate Technology PLC	60	3,570	0.1
Xerox Holdings Corp.	27,345	1,008,210	27.8

		1,976,925

Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.	69,154	1,026,937	28.4
NIKE, Inc., Class B	370	37,485	1.0

		1,064,422

Total Reference Entity — Long		85,405,646

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Aerospace & Defense
Boeing Co.	(3,046)	$(992,265)	(27.4)%
TransDigm Group, Inc.	(243)	(136,080)	(3.8)

		(1,128,345)

Air Freight & Logistics
FedEx Corp.	(6,782)	(1,025,506)	(28.3)

Airlines
Delta Air Lines, Inc.	(15,778)	(922,697)	(25.5)

Auto Components
Lear Corp.	(7,194)	(987,017)	(27.2)

Automobiles
Ford Motor Co.	(107,889)	(1,003,368)	(27.7)
Tesla, Inc.	(1,930)	(807,377)	(22.3)

		(1,810,745)

Beverages
Constellation Brands, Inc., Class A	(224)	(42,504)	(1.2)
Molson Coors Brewing Co., Class B	(10,792)	(581,689)	(16.0)

		(624,193)

Capital Markets
Brookfield Asset Management, Inc., Class A	(14,636)	(845,961)	(23.4)
CME Group, Inc.	(4,968)	(997,177)	(27.5)

		(1,843,138)

Chemicals
Chemours Co.	(55,156)	(997,772)	(27.5)
Mosaic Co.	(26,439)	(572,140)	(15.8)
PPG Industries, Inc.	(7,873)	(1,050,967)	(29.0)
RPM International, Inc.	(7,113)	(545,994)	(15.1)
Westlake Chemical Corp.	(12,263)	(860,249)	(23.8)

		(4,027,122)

Communications Equipment
CommScope Holding Co., Inc.	(7,432)	(105,460)	(2.9)

Construction & Engineering
Fluor Corp.	(56,846)	(1,073,252)	(29.6)

Consumer Finance
American Express Co.	(687)	(85,525)	(2.4)

Containers & Packaging
Avery Dennison Corp.	(6,041)	(790,284)	(21.8)
Crown Holdings, Inc.	(2,100)	(152,334)	(4.2)

		(942,618)

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(4,683)	(1,060,699)	(29.3)

Electric Utilities
Edison International	(14,131)	(1,065,619)	(29.4)

Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	(7,159)	(774,818)	(21.4)
Arrow Electronics, Inc.	(3,139)	(265,999)	(7.3)
Flex Ltd.	(83,982)	(1,059,853)	(29.3)
Trimble, Inc.	(25,304)	(1,054,924)	(29.1)

		(3,155,594)

Energy Equipment & Services
Baker Hughes Co.	(41,696)	(1,068,669)	(29.5)
Diamond Offshore Drilling, Inc.	(32,513)	(233,768)	(6.5)
Transocean Ltd.	(40,262)	(277,003)	(7.6)

		(1,579,440)

Security	Shares	Value	% of Basket Value

Entertainment
Live Nation Entertainment, Inc.	(3,235)	$(231,205)	(6.4	) %
Netflix, Inc.	(3,198)	(1,034,777)	(28.5)
Walt Disney Co.	(7,006)	(1,013,278)	(28.0)

		(2,279,260)

Equity Real Estate Investment Trusts (REITs)
Medical Properties Trust, Inc.	(50,081)	(1,057,210)	(29.2)
Prologis, Inc.	(11,407)	(1,016,820)	(28.0)
Realty Income Corp.	(13,616)	(1,002,546)	(27.7)
Alexandria Real Estate Equities, Inc.	(5,767)	(931,832)	(25.7)
Digital Realty Trust, Inc.	(2,744)	(328,566)	(9.1)
MGM Growth Properties LLC, Class A	(33,352)	(1,032,911)	(28.5)
Ryman Hospitality Properties, Inc.	(454)	(39,344)	(1.1)

		(5,409,229)

Food & Staples Retailing
Walgreens Boots Alliance, Inc.	(8,527)	(502,752)	(13.9)

Food Products
Archer-Daniels-Midland Co.	(22,935)	(1,063,037)	(29.4)
Conagra Brands, Inc.	(30,297)	(1,037,369)	(28.6)
JM Smucker Co.	(379)	(39,465)	(1.1)
Kraft Heinz Co.	(31,350)	(1,007,276)	(27.8)
McCormick & Co., Inc.	(154)	(26,138)	(0.7)
Post Holdings, Inc.	(2,677)	(292,061)	(8.1)

		(3,465,346)

Health Care Equipment & Supplies
Abbott Laboratories	(6,757)	(586,913)	(16.2)
Baxter International, Inc.	(698)	(58,367)	(1.6)
Boston Scientific Corp.	(4,638)	(209,730)	(5.8)
Envista Holdings Corp.	(965)	(28,603)	(0.8)

		(883,613)

Health Care Providers & Services
Anthem, Inc.	(3,507)	(1,059,219)	(29.3)
Cigna Corp.	(1,560)	(319,005)	(8.8)
MEDNAX, Inc.	(34,808)	(967,314)	(26.7)
Tenet Healthcare Corp.	(24,001)	(912,758)	(25.2)
UnitedHealth Group, Inc.	(3,638)	(1,069,499)	(29.5)

		(4,327,795)

Hotels, Restaurants & Leisure
Las Vegas Sands Corp.	(14,280)	(985,891)	(27.2)
Marriott International, Inc., Class A	(2,441)	(369,641)	(10.2)
Restaurant Brands International, Inc.	(8,278)	(527,888)	(14.6)
Royal Caribbean Cruises Ltd.	(7,919)	(1,057,266)	(29.2)

		(2,940,686)

Household Durables
KB Home	(16,974)	(581,699)	(16.0)
Lennar Corp., Class A	(5,574)	(310,974)	(8.6)
Taylor Morrison Home Corp.	(25,335)	(553,823)	(15.3)

		(1,446,496)

Industrial Conglomerates
3M Co.	(782)	(137,960)	(3.8)
Danaher Corp.	(6,518)	(1,000,383)	(27.6)
General Electric Co.	(56,429)	(629,748)	(17.4)
Roper Industries, Inc.	(2,430)	(860,779)	(23.8)

		(2,628,870)

Insurance
Assurant, Inc.	(5,175)	(678,339)	(18.7)
Markel Corp.	(6)	(6,859)	(0.2)
Marsh & McLennan Cos., Inc.	(9,116)	(1,015,613)	(28.1)
Willis Towers Watson PLC	(2,589)	(522,823)	(14.4)

		(2,223,634)

28	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Interactive Media & Services
Match Group, Inc.	(8,496)	$(697,607)	(19.3	) %

Internet & Direct Marketing Retail
Booking Holdings, Inc.	(24)	(49,290)	(1.4)
Expedia Group, Inc.	(9,424)	(1,019,111)	(28.1)

		(1,068,401)

IT Services
Fiserv, Inc.	(9,081)	(1,050,036)	(29.0)
MasterCard, Inc., Class A	(421)	(125,706)	(3.5)

		(1,175,742)

Leisure Products
Hasbro, Inc.	(10,046)	(1,060,958)	(29.3)

Life Sciences Tools & Services
PerkinElmer, Inc.	(10,583)	(1,027,609)	(28.4)

Machinery
Fortive Corp.	(13,946)	(1,065,335)	(29.4)
Stanley Black & Decker, Inc.	(3,273)	(542,467)	(15.0)
Westinghouse Air Brake Technologies Corp.	(13,307)	(1,035,285)	(28.6)

		(2,643,087)

Media
Comcast Corp., Class A	(4,943)	(222,287)	(6.2)
DISH Network Corp., Class A	(29,836)	(1,058,283)	(29.2)
Nexstar Broadcasting Group, Inc.	(621)	(72,812)	(2.0)
ViacomCBS, Inc., Class B Class B	(24,015)	(1,007,909)	(27.8)

		(2,361,291)

Metals & Mining
Freeport-McMoRan, Inc.	(23,703)	(310,983)	(8.6)
Newmont Mining Corp.	(10,234)	(444,667)	(12.3)
United States Steel Corp.	(46,314)	(528,443)	(14.6)

		(1,284,093)

Mortgage Real Estate Investment Trusts (REITs)
Starwood Property Trust, Inc.	(29,680)	(737,845)	(20.4)

Multi-Utilities
Public Service Enterprise Group, Inc.	(17,092)	(1,009,283)	(27.8)
Sempra Energy	(638)	(96,644)	(2.7)

		(1,105,927)

Multiline Retail
Dollar Tree, Inc.	(447)	(42,040)	(1.1)
Kohl’s Corp.	(11,991)	(610,941)	(16.9)
Nordstrom, Inc.	(14,265)	(583,867)	(16.1)

		(1,236,848)

Oil, Gas & Consumable Fuels
Antero Resources Corp.	(163,393)	(465,670)	(12.9)
Cimarex Energy Co.	(1,183)	(62,096)	(1.7)
CNX Resources Corp.	(14,624)	(129,422)	(3.6)
Concho Resources, Inc.	(12,423)	(1,087,882)	(30.0)
Enbridge, Inc.	(7,017)	(279,066)	(7.7)
EQT Corp.	(95,364)	(1,039,468)	(28.7)
Matador Resources Co.	(33,149)	(595,688)	(16.4)
Oasis Petroleum, Inc.	(72,247)	(235,525)	(6.5)
ONEOK, Inc.	(6,576)	(497,606)	(13.7)
Southwestern Energy Co.	(262,803)	(635,983)	(17.6)
Targa Resources Corp.	(4,692)	(191,574)	(5.3)
Whiting Petroleum Corp.	(872)	(6,401)	(0.2)

		(5,226,381)

Pharmaceuticals
Bristol-Myers Squibb Co.	(4,318)	(277,172)	(7.7)
Eli Lilly & Co.	(7,911)	(1,039,743)	(28.7)

Security	Shares	Value	% of Basket Value

Pharmaceuticals (continued)
Endo International PLC	(5,685)	$(26,663)	(0.7	) %
Merck & Co., Inc.	(1,938)	(176,261)	(4.9)
Mylan NV	(21,946)	(441,115)	(12.2)
Perrigo Co. PLC	(19,481)	(1,006,388)	(27.8)
Pfizer, Inc.	(677)	(26,525)	(0.7)

		(2,993,867)

Professional Services
Verisk Analytics, Inc., Class A	(329)	(49,133)	(1.4)

Real Estate Management & Development
CBRE Group, Inc., Class A	(17,338)	(1,062,646)	(29.3)
Realogy Holdings Corp.	(58,246)	(563,821)	(15.6)

		(1,626,467)

Road & Rail
Avis Budget Group, Inc.	(1,326)	(42,750)	(1.2)

Semiconductors & Semiconductor Equipment
KLA Corp.	(66)	(11,759)	(0.3)
NVIDIA Corp.	(2,584)	(608,015)	(16.8)
NXP Semiconductors NV	(5,886)	(749,053)	(20.7)

		(1,368,827)

Software
Autodesk, Inc.	(3,133)	(574,780)	(15.8)
Citrix Systems, Inc.	(4,869)	(539,972)	(14.9)
SS&C Technologies Holdings, Inc.	(14,572)	(894,721)	(24.7)
VMware, Inc., Class A	(327)	(49,635)	(1.4)

		(2,059,108)

Specialty Retail
Bed Bath & Beyond, Inc.	(38,893)	(672,849)	(18.6)
Best Buy Co., Inc.	(11,985)	(1,052,283)	(29.0)

		(1,725,132)

Technology Hardware, Storage & Peripherals
Western Digital Corp.	(16,947)	(1,075,626)	(29.7)

Textiles, Apparel & Luxury Goods
Ralph Lauren Corp.	(2,312)	(271,013)	(7.5)
Tapestry, Inc.	(34,147)	(920,944)	(25.4)

		(1,191,957)

Thrifts & Mortgage Finance
Radian Group, Inc.	(29,805)	(749,894)	(20.7)

Tobacco
Altria Group, Inc.	(7,507)	(374,674)	(10.3)

Trading Companies & Distributors
Air Lease Corp.	(6,284)	(298,616)	(8.2)
Beacon Roofing Supply, Inc.	(17,530)	(560,609)	(15.5)

		(859,225)

Water Utilities
Aqua America, Inc.	(10,579)	(496,578)	(13.7)

Total Reference Entity — Short		(81,783,678)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$3,621,968

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of December 31, 2019 expiration dates 02/22/23:

Security	Shares	Value	% of Basket Value
Reference Entity — Long

Aerospace & Defense
Arconic, Inc.	20,567	$632,847	5,709.0%
Lockheed Martin Corp.	2,740	1,066,901	9,624.7
Northrop Grumman Corp.	3,726	1,281,632	11,561.9
Raytheon Co.	5,353	1,176,268	10,611.4

		4,157,648

Airlines
Delta Air Lines, Inc.	12,364	723,047	6,522.7
Southwest Airlines Co.	19,760	1,066,645	9,622.4
United Airlines Holdings, Inc.	12,315	1,084,828	9,786.5

		2,874,520

Auto Components
BorgWarner, Inc.	13,013	564,504	5,092.5
Goodyear Tire & Rubber Co.	67,843	1,055,298	9,520.1

		1,619,802

Biotechnology
Amgen, Inc.	4,636	1,117,601	10,082.1

Building Products
Johnson Controls International PLC	28,840	1,174,076	10,591.6

Chemicals
Ashland Global Holdings, Inc.	16,726	1,280,041	11,547.5
Eastman Chemical Co.	6,466	512,495	4,623.3
Sherwin-Williams Co.	1,716	1,001,355	9,033.4

		2,793,891

Communications Equipment
Cisco Systems, Inc.	22,586	1,083,225	9,772.0

Construction Materials
Vulcan Materials Co.	6,456	929,599	8,386.1

Consumer Finance
Ally Financial, Inc.	12,035	367,790	3,317.9
American Express Co.	9,797	1,219,628	11,002.5
OneMain Holdings, Inc.	28,621	1,206,375	10,883.0

		2,793,793

Containers & Packaging
Ball Corp.	19,577	1,266,044	11,421.3
International Paper Co.	16,179	745,043	6,721.2
Packaging Corp. of America	11,136	1,247,121	11,250.5
Westrock Co.	28,067	1,204,355	10,864.7

		4,462,563

Diversified Telecommunication Services
CenturyLink, Inc.	95,663	1,263,708	11,400.2
Verizon Communications, Inc.	20,532	1,260,665	11,372.7

		2,524,373

Electric Utilities
American Electric Power Co., Inc.	13,286	1,255,660	11,327.6
Duke Energy Corp.	11,996	1,094,155	9,870.6
Exelon Corp.	18,131	826,592	7,456.8
Southern Co.	16,659	1,061,179	9,573.1

		4,237,586

Energy Equipment & Services
Halliburton Co.	43,727	1,070,000	9,652.7

Security	Shares	Value	% of Basket Value

Entertainment
Walt Disney Co.	7,416	$1,072,576	9,675.9%

Equity Real Estate Investment Trusts (REITs)
Weyerhaeuser Co.	39,867	1,203,983	10,861.4

Food & Staples Retailing
Walmart, Inc.	8,803	1,046,149	9,437.5

Food Products
Lamb Weston Holdings, Inc.	13,872	1,193,408	10,766.0
Tyson Foods, Inc., Class A	11,262	1,025,293	9,249.3

		2,218,701

Health Care Providers & Services
Cigna Corp.	2,195	448,856	4,049.2
CVS Health Corp.	16,743	1,243,837	11,220.9
DaVita, Inc.	16,539	1,240,921	11,194.6
HCA Healthcare, Inc.	8,619	1,273,974	11,492.8
Humana, Inc.	3,488	1,278,422	11,532.9
Quest Diagnostics, Inc.	11,510	1,229,153	11,088.4
UnitedHealth Group, Inc.	2,156	633,821	5,717.8
Universal Health Services, Inc., Class B	8,016	1,149,975	10,374.2

		8,498,959

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	41,003	1,227,630	11,074.7
Darden Restaurants, Inc.	11,697	1,275,090	11,502.8
McDonald’s Corp.	5,209	1,029,351	9,286.0
MGM Resorts International	33,216	1,105,096	9,969.3
Yum! Brands, Inc.	10,259	1,033,389	9,322.4

		5,670,556

Household Durables
Newell Brands, Inc.	54,086	1,039,533	9,377.8
PulteGroup, Inc.	18,483	717,141	6,469.5
Toll Brothers, Inc.	28,216	1,114,814	10,057.0
Whirlpool Corp.	2,444	360,563	3,252.7

		3,232,051

Household Products
Colgate-Palmolive Co.	16,556	1,139,715	10,281.6
Procter & Gamble Co.	8,381	1,046,787	9,443.3

		2,186,502

Independent Power and Renewable Electricity Producers
NRG Energy, Inc.	29,685	1,179,979	10,644.8
Vistra Energy Corp.	55,367	1,272,887	11,483.0

		2,452,866

Industrial Conglomerates
Honeywell International, Inc.	7,225	1,278,825	11,536.5

Insurance
Allstate Corp.	9,216	1,036,339	9,349.0
American International Group, Inc.	21,844	1,121,253	10,115.1
Hartford Financial Services Group, Inc.	16,882	1,025,919	9,255.0
Lincoln National Corp.	8,497	501,408	4,523.3
Loews Corp.	23,650	1,241,388	11,198.8
MetLife, Inc.	21,499	1,095,804	9,885.5

		6,022,111

IT Services
DXC Technology Co.	33,771	1,269,452	11,452.0

Machinery
Caterpillar, Inc.	4,217	622,767	5,618.1

Media
Omnicom Group, Inc.	14,946	1,210,925	10,924.0
TEGNA, Inc.	49,544	826,889	7,459.5

		2,037,814

30	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Metals & Mining
Freeport-McMoRan, Inc.	59,174	$776,363	7,003.7%
Newmont Goldcorp Corp.	17,787	772,845	6,972.0

		1,549,208

Multi-Utilities
Dominion Energy, Inc.	10,325	855,116	7,714.2

Multiline Retail
Macy’s, Inc.	42,882	728,994	6,576.4
Nordstrom, Inc.	9,290	380,240	3,430.2
Target Corp.	9,908	1,270,304	11,459.7

		2,379,538

Oil, Gas & Consumable Fuels
Apache Corp.	53,400	1,366,506	12,327.5
ConocoPhillips	18,237	1,185,952	10,698.7
Devon Energy Corp.	48,991	1,272,296	11,477.6
Encana Corp.	145,366	681,766	6,150.3
Hess Corp.	11,477	766,778	6,917.3
Kinder Morgan, Inc.	22,816	483,015	4,357.4
Marathon Oil Corp.	64,031	869,541	7,844.3
Occidental Petroleum Corp.	5,328	219,567	1,980.8
Valero Energy Corp.	13,481	1,262,496	11,389.2

		8,107,917

Pharmaceuticals
Bristol-Myers Squibb Co.	20,289	1,302,351	11,748.8
Johnson & Johnson	8,773	1,279,717	11,544.6
Pfizer, Inc.	7,794	305,369	2,754.8

		2,887,437

Road & Rail
CSX Corp.	17,567	1,271,148	11,467.3
Norfolk Southern Corp.	4,651	902,899	8,145.2
Union Pacific Corp.	7,185	1,298,976	11,718.3

		3,473,023

Specialty Retail
AutoZone, Inc.	877	1,044,779	9,425.1
Gap, Inc.	66,587	1,177,258	10,620.3
Home Depot, Inc.	5,238	1,143,874	10,319.1
Lowe’s Cos., Inc.	6,739	807,063	7,280.7

		4,172,974

Technology Hardware, Storage & Peripherals
HP, Inc.	62,817	1,290,889	11,645.4
Xerox Holdings Corp.	33,872	1,248,861	11,266.2

		2,539,750

Thrifts & Mortgage Finance
MGIC Investment Corp.	63,123	894,453	8,069.0
Radian Group, Inc.	44,536	1,120,526	10,108.5

		2,014,979

Trading Companies & Distributors
HD Supply Holdings, Inc.	29,100	1,170,402	10,558.4
United Rentals, Inc.	7,696	1,283,462	11,578.4

		2,453,864

Total Reference Entity — Long		100,085,795

Reference Entity — Short

Aerospace & Defense
Boeing Co.	(3,508)	(1,142,766)	(10,309.1)
Textron, Inc.	(26,711)	(1,191,311)	(10,747.1)
TransDigm Group, Inc.	(2,216)	(1,240,960)	(11,194.9)

		(3,575,037)

Security	Shares	Value	% of Basket Value

Air Freight & Logistics
FedEx Corp.	(8,035)	$(1,214,972)	(10,960.5	) %
United Parcel Service, Inc., Class B	(9,017)	(1,055,530)	(9,522.1)

		(2,270,502)

Airlines
American Airlines Group, Inc.	(44,641)	(1,280,304)	(11,549.9)

Automobiles
Ford Motor Co.	(52,937)	(492,314)	(4,441.3)
General Motors Co.	(28,824)	(1,054,959)	(9,517.0)
Tesla, Inc.	(3,031)	(1,267,958)	(11,438.5)

		(2,815,231)

Beverages
Constellation Brands, Inc., Class A	(5,829)	(1,106,053)	(9,977.9)
Molson Coors Brewing Co., Class B	(23,930)	(1,289,827)	(11,635.8)

		(2,395,880)

Chemicals
Olin Corp.	(36,725)	(633,506)	(5,715.0)
PPG Industries, Inc.	(8,224)	(1,097,822)	(9,903.6)
RPM International, Inc.	(14,182)	(1,088,610)	(9,820.6)

		(2,819,938)

Commercial Services & Supplies
Waste Management, Inc.	(6,796)	(774,472)	(6,986.7)

Communications Equipment
Motorola Solutions, Inc.	(7,914)	(1,275,262)	(11,504.4)

Consumer Finance
Capital One Financial Corp.	(11,905)	(1,225,143)	(11,052.3)
Navient Corp.	(60,363)	(825,766)	(7,449.4)

		(2,050,909)

Containers & Packaging
Sealed Air Corp.	(29,460)	(1,173,392)	(10,585.4)

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(4,678)	(1,059,567)	(9,558.6)

Diversified Telecommunication Services
AT&T, Inc.	(26,488)	(1,035,151)	(9,338.3)

Electric Utilities
Entergy Corp.	(10,641)	(1,274,792)	(11,500.1)
FirstEnergy Corp.	(21,675)	(1,053,405)	(9,503.0)

		(2,328,197)

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	(8,764)	(742,661)	(6,699.7)
Avnet, Inc.	(16,278)	(690,838)	(6,232.2)
Corning, Inc.	(44,053)	(1,282,383)	(11,568.6)

		(2,715,882)

Energy Equipment & Services
Transocean Ltd.	(112,691)	(775,314)	(6,994.3)

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	(2,173)	(299,570)	(2,702.5)
Healthpeak Properties, Inc.	(33,985)	(1,171,463)	(10,568.0)
Host Hotels & Resorts, Inc.	(37,031)	(686,925)	(6,196.9)
Simon Property Group, Inc.	(7,337)	(1,092,919)	(9,859.4)

		(3,250,877)

Food & Staples Retailing
Kroger Co.	(37,764)	(1,094,778)	(9,876.2)

Food Products
Campbell Soup Co.	(19,170)	(947,381)	(8,546.5)
Conagra Brands, Inc.	(31,737)	(1,086,675)	(9,803.1)

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Food Products (continued)
General Mills, Inc.	(23,944)	$(1,282,441)	(11,569.2	) %
Kellogg Co.	(15,473)	(1,070,113)	(9,653.7)
Kraft Heinz Co.	(20,443)	(656,833)	(5,925.4)

		(5,043,443)

Health Care Equipment & Supplies
Abbott Laboratories	(12,323)	(1,070,376)	(9,656.0)
Baxter International, Inc.	(15,491)	(1,295,357)	(11,685.7)
Boston Scientific Corp.	(28,415)	(1,284,926)	(11,591.6)

		(3,650,659)

Health Care Providers & Services
AmerisourceBergen Corp.	(13,177)	(1,120,309)	(10,106.5)
Cardinal Health, Inc.	(24,607)	(1,244,622)	(11,228.0)
McKesson Corp.	(6,878)	(951,365)	(8,582.5)

		(3,316,296)

Hotels, Restaurants & Leisure
Carnival Corp.	(24,192)	(1,229,680)	(11,093.2)
Marriott International, Inc., Class A	(8,489)	(1,285,489)	(11,596.7)
Royal Caribbean Cruises Ltd.	(8,720)	(1,164,207)	(10,502.5)

		(3,679,376)

Household Durables
DR Horton, Inc.	(19,627)	(1,035,324)	(9,339.9)
Lennar Corp., Class A	(23,071)	(1,287,131)	(11,611.5)
MDC Holdings, Inc.	(33,040)	(1,260,806)	(11,374.0)
Mohawk Industries, Inc.	(9,015)	(1,229,466)	(11,091.2)

		(4,812,727)

Household Products
Clorox Co.	(8,405)	(1,290,504)	(11,641.9)

Independent Power and Renewable Electricity Producers
AES Corp.	(18,518)	(368,508)	(3,324.4)

Industrial Conglomerates
3M Co.	(6,432)	(1,134,734)	(10,236.6)
General Electric Co.	(95,427)	(1,064,965)	(9,607.3)

		(2,199,699)

Insurance
Marsh & McLennan Cos., Inc.	(11,342)	(1,263,612)	(11,399.3)
Prudential Financial, Inc.	(13,707)	(1,284,894)	(11,591.3)
Travelers Cos., Inc.	(9,327)	(1,277,333)	(11,523.1)

		(3,825,839)

Internet & Direct Marketing Retail
Expedia Group, Inc.	(4,918)	(531,833)	(4,797.8)

IT Services
International Business Machines Corp.	(9,466)	(1,268,823)	(11,446.3)
Western Union Co.	(46,893)	(1,255,794)	(11,328.8)

		(2,524,617)

Leisure Products
Brunswick Corp.	(19,279)	(1,156,354)	(10,431.7)
Hasbro, Inc.	(10,400)	(1,098,344)	(9,908.4)
Mattel, Inc.	(8,319)	(112,723)	(1,016.9)

		(2,367,421)

Machinery
Deere & Co.	(7,375)	(1,277,793)	(11,527.2)
Dover Corp.	(4,733)	(545,526)	(4,921.3)
Stanley Black & Decker, Inc.	(7,679)	(1,272,717)	(11,481.4)

		(3,096,036)

Media
Charter Communications, Inc., Class A	(2,678)	(1,299,044)	(11,718.9)
Comcast Corp., Class A	(28,557)	(1,284,208)	(11,585.1)

Security	Shares	Value	% of Basket Value

Media (continued)
DISH Network Corp., Class A	(32,484)	$(1,152,208)	(10,394.3	) %
ViacomCBS, Inc., Class B Class B	(14,393)	(604,074)	(5,449.5)

		(4,339,534)

Metals & Mining
Barrick Gold Corp.	(28,483)	(529,499)	(4,776.7)
Nucor Corp.	(22,429)	(1,262,304)	(11,387.5)
United States Steel Corp.	(60,169)	(686,528)	(6,193.3)

		(2,478,331)

Multi-Utilities
CenterPoint Energy, Inc.	(30,637)	(835,471)	(7,537.0)
Sempra Energy	(7,773)	(1,177,454)	(10,622.0)

		(2,012,925)

Multiline Retail
Kohl’s Corp.	(13,514)	(688,538)	(6,211.4)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(32,001)	(1,035,232)	(9,339.0)
Chevron Corp.	(10,778)	(1,298,857)	(11,717.3)
Enbridge, Inc.	(23,808)	(946,844)	(8,541.7)
Exxon Mobil Corp.	(17,068)	(1,191,005)	(10,744.3)
Murphy Oil Corp.	(13,463)	(360,809)	(3,254.9)
ONEOK, Inc.	(14,320)	(1,083,594)	(9,775.3)
Pioneer Natural Resources Co.	(8,656)	(1,310,259)	(11,820.1)
Williams Cos., Inc.	(51,033)	(1,210,503)	(10,920.2)

		(8,437,103)

Paper & Forest Products
Louisiana-Pacific Corp.	(42,956)	(1,274,505)	(11,497.6)

Pharmaceuticals
Bausch Health Cos., Inc.	(11,042)	(330,377)	(2,980.4)

Road & Rail
Avis Budget Group, Inc.	(39,156)	(1,262,390)	(11,388.2)
Ryder System, Inc.	(24,210)	(1,314,845)	(11,861.5)

		(2,577,235)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(29,765)	(1,365,023)	(12,314.1)

Specialty Retail
Best Buy Co., Inc.	(14,377)	(1,262,300)	(11,387.5)
L Brands, Inc.	(16,615)	(301,064)	(2,716.0)
TJX Cos., Inc.	(19,344)	(1,181,145)	(10,655.3)

		(2,744,509)

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc.	(25,552)	(1,313,117)	(11,845.9)

Textiles, Apparel & Luxury Goods
VF Corp.	(11,041)	(1,100,346)	(9,926.4)

Tobacco
Altria Group, Inc.	(14,723)	(734,825)	(6,629.0)

Wireless Telecommunication Services
Rogers Communications, Inc., Class B	(25,784)	(1,280,691)	(11,553.4)

Total Reference Entity — Short		(100,074,710)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$11,085

32	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$3,761	$(43)	$113,052	$(86,010)
OTC Swaps	—	—	842,672	(1,059,146)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instrument
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$188,523	$—	$188,523
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	113,052	—	113,052
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	837,155	—	5,517	—	842,672

	$—	$—	$837,155	$—	$307,092	$—	$1,144,247

Liabilities — Derivative Financial Instrument
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$292,790	$—	$292,790
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	5,032	—	—	5,032
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	86,010	—	86,010
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	1,002,535	—	56,611	—	1,059,146

	$—	$—	$1,002,535	$5,032	$435,411	$—	$1,442,978

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended December 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(52,402)	$—	$874,226	$—	$821,824
Forward foreign currency exchange contracts	—	—	—	6,248	—	—	6,248
Swaps	—	37,692	(1,069,471)	—	36,490	—	(995,289)

	$—	$37,692	$(1,121,873)	$6,248	$910,716	$—	$(167,217)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(123,507)	$—	$(123,507)
Forward foreign currency exchange contracts	—	—	—	(5,096)	—	—	(5,096)
Swaps	—	27,323	(1,166,019)	—	(14,341)	—	(1,153,037)

	$—	$27,323	$(1,166,019)	$(5,096)	$(137,848)	$—	$(1,281,640)

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts purchased	$18,513,446
Average notional value of contracts sold	$30,005,023
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$373,168
Credit default swaps:
Average notional value — buy protection	$664,375
Average notional value — sell protection	$375,000
Interest rate swaps:
Average notional value — pays fixed rate	$10,867,874
Average notional value — receives fixed rate	$13,138,136
Total return swaps
Average notional amount	$4,385,693

For more information about the Fund’s Investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) are as follows:

	Assets	Liabilities
Futures contracts	$57,321	$79,650
Forward foreign currency exchange contracts	—	5,032
Swaps — Centrally cleared	5,309	—
Swaps — OTC(a)	842,672	1,059,146

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$905,302	$1,143,828
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(62,630)	(79,650)

Total derivative assets and liabilities subject to an MNA	$842,672	$1,064,178

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

The following table presents the Fund’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Bank of America N.A.	$114,188	$(114,188)	$—	$—	$—
Morgan Stanley & Co. International PLC	728,484	(728,484)	—	—	—

	$842,672	$(842,672)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$251,040	$(114,188)	$—	$(136,852)	$—
Citibank N.A.	46,610	—	—	—	46,610
Deutsche Bank AG	743	—	—	—	743
JPMorgan Chase Bank N.A.	4,969	—	—	—	4,969
Morgan Stanley & Co. International PLC	759,687	(728,484)	—	(31,203)	—
Royal Bank of Canada	157	—	—	—	157
State Street Bank and Trust Co.	972	—	—	—	972

	$1,064,178	$(842,672)	$—	$(168,055)	$53,451

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

34	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2019	BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset-Backed Securities	$—	$32,489,339	$416,195	$32,905,534
Common Stocks:
United States	20,838,031	—	—	20,838,031
United Kingdom	430,139	—	—	430,139
Corporate Bonds	—	114,806,888	—	114,806,888
Non-Agency Mortgage-Backed Securities	—	12,766,491	—	12,766,491
Short-Term Securities	96,002,743	—	—	96,002,743
U.S. Government Sponsored Agency Securities	—	162,134,364	141,190	162,275,554
U.S. Treasury Obligations	—	19,546,797	—	19,546,797

	$117,270,913	$341,743,879	$557,385	$459,572,177

Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$188,523	$118,569	$—	$307,092
Equity contracts	—	837,155	—	837,155
Liabilities:
Forward foreign currency contracts	—	(5,032)	—	(5,032)
Interest rate contracts	(292,790)	(142,621)	—	(435,411)
Equity contracts		(1,002,535)		(1,002,535)

	$(104,267)	$(194,464)	$—	$(298,731)

(a)

Derivative financial instruments are swaps, futures contracts, and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	35

Statement of Assets and Liabilities

December 31, 2019

BlackRock Systematic Multi-Strategy Fund

ASSETS
Investments at value — unaffiliated (cost — $360,090,398)	$363,569,434
Investments at value — affiliated (cost — $96,002,743)	96,002,743
Cash pledged:
Collateral — OTC derivatives	1,040,000
Futures contracts	794,683
Centrally cleared swaps	220,000
Foreign currency at value (cost — $299,790)	302,622
Receivables:
Investments sold	31,130
Capital shares sold	2,068,305
Dividends — affiliated	80,509
Dividends — unaffiliated	41,627
Interest — unaffiliated	1,706,433
Principal paydowns	5,683
Variation margin on futures contracts	57,321
Variation margin on centrally cleared swaps	5,309
Unrealized appreciation on OTC swaps	842,672
Prepaid expenses	87,326

Total assets	466,855,797

LIABILITIES
Bank overdraft	55,764
Payables:
Investments purchased	112,230,893
Administration fees	19,987
Capital shares redeemed	161,117
Investment advisory fees	278,262
Other accrued expenses	327,085
Service and distribution fees	16,414
Variation margin on futures contracts	79,650
Unrealized depreciation on:
Forward foreign currency exchange contracts	5,032
OTC swaps	1,059,146

Total liabilities	114,233,350

NET ASSETS	$352,622,447

NET ASSETS CONSIST OF
Paid-in capital	$358,912,613
Accumulated loss	(6,290,166)

NET ASSETS	$352,622,447

Institutional
Net assets	$277,781,964

Shares outstanding(a)	28,110,346

Net asset value	$9.88

Investor A
Net assets	$74,535,959

Shares outstanding(a)	7,551,993

Net asset value	$9.87

Investor C
Net assets	$304,524

Shares outstanding(a)	30,839

Net asset value	$9.87

(a)	Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

36	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

Year Ended December 31, 2019

BlackRock Systematic Multi-Strategy Fund

INVESTMENT INCOME
Interest — unaffiliated	$3,717,816
Dividends — unaffiliated	395,413
Dividends — affiliated	374,816

Total investment income	4,488,045

EXPENSES
Investment advisory	1,121,429
Professional	153,806
Transfer agent — class specific	109,706
Custodian	102,026
Service and distribution — class specific	88,099
Accounting services	72,163
Registration	68,400
Administration	59,576
Printing	31,449
Administration — class specific	28,036
Trustees and Officer	3,079
Miscellaneous	81,223

Total expenses	1,918,992
Less:
Fees waived and/or reimbursed by the Manager	(359,206)
Administration fees waived	(2,189)
Administration fees waived — class specific	(28,036)
Transfer agent fees waived and/or reimbursed — class specific	(109,702)

Total expenses after fees waived and/or reimbursed	1,419,859

Net investment income	3,068,186

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,059,600
Capital gain distributions from investment companies — affiliated	93
Futures contracts	821,824
Forward foreign currency exchange contracts	6,248
Foreign currency transactions	3,973
Swaps	(995,289)

896,449

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	4,044,207
Futures contracts	(123,507)
Forward foreign currency exchange contracts	(5,096)
Foreign currency translations	7,117
Swaps	(1,153,037)

2,769,684

Net realized and unrealized gain	3,666,133

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,734,319

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets

	BlackRock Systematic Multi-Strategy Fund
	Year Ended December 31,
	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,068,186	$884,540
Net realized gain	896,449	1,225,192
Net change in unrealized appreciation (depreciation)	2,769,684	(1,561,989)

Net increase in net assets resulting from operations	6,734,319	547,743

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(7,814,178)	(2,551,421)
Investor A	(2,122,057)	(151,678)
Investor C	(7,685)	(5,147)

Decrease in net assets resulting from distributions to shareholders	(9,943,920)	(2,708,246)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	320,071,947	9,056,907

NET ASSETS
Total increase in net assets	316,862,346	6,896,404
Beginning of year	35,760,101	28,863,697

End of year	$352,622,447	$35,760,101

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund

	Institutional
	Year Ended December 31,				Period from 05/19/15 (a) to 12/31/15
	2019	2018	2017	2016

Net asset value, beginning of period	$9.47	$10.15	$9.61	$9.53	$10.00

Net investment income(b)	0.23	0.29	0.22	0.16	0.11
Net realized and unrealized gain (loss)	0.56	(0.12)	0.73	0.40	(0.46)

Net increase (decrease) from investment operations	0.79	0.17	0.95	0.56	(0.35)

Distributions from(c)
From net investment income	(0.18)	(0.29)	(0.22)	(0.16)	(0.12)
From net realized gain	(0.20)	(0.56)	(0.19)	(0.32)	—

Total distributions	(0.38)	(0.85)	(0.41)	(0.48)	(0.12)

Net asset value, end of period	$9.88	$9.47	$10.15	$9.61	$9.53

Total Return(d)
Based on net asset value	8.43%	1.74%	10.00%	5.91%	(3.53	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.29%	2.33%	2.16%	2.24%	2.05	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.95%	0.95%	0.95%	1.19%	1.20	%(g)

Total expenses after fees waived and/or reimbursed and excluding excise tax	0.95%	0.95%	0.95%	1.18%	1.20	%(g)

Net investment income	2.27%	2.93%	2.19%	1.64%	1.79	%(g)

Supplemental Data
Net assets, end of period (000)	$277,782	$32,961	$27,328	$25,588	$23,844

Portfolio turnover rate(i)(j)	442%	426%	424%	722%	440%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended December 31,				Period from 05/19/15 (a) to 12/31/15
	2019	2018	2017	2016
Investments in underlying funds	0.02%	0.01%	0.00%	0.02%	0.03%

(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 2.44%.
(i)	Excludes investments underlying the total return swaps.
(j)	Includes mortgage dollar rolls (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,				Period from 05/19/15 (a) to 12/31/15
	2019	2018	2017	2016
Portfolio turnover rate (excluding MDRs)(i)	267%	220%	251%	488%	437%

FINANCIAL HIGHLIGHTS	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)

	Investor A
	Year Ended December 31,				Period from 05/19/15 (a) to 12/31/15
	2019	2018	2017	2016

Net asset value, beginning of period	$9.46	$10.15	$9.60	$9.53	$10.00

Net investment income(b)	0.20	0.22	0.19	0.14	0.11
Net realized and unrealized gain (loss)	0.58	(0.09)	0.74	0.39	(0.48)

Net increase (decrease) from investment operations	0.78	0.13	0.93	0.53	(0.37)

Distributions from(c)
From net investment income	(0.17)	(0.26)	(0.19)	(0.14)	(0.10)
From net realized gain	(0.20)	(0.56)	(0.19)	(0.32)	—

Total distributions	(0.37)	(0.82)	(0.38)	(0.46)	(0.10)

Net asset value, end of period	$9.87	$9.46	$10.15	$9.60	$9.53

Total Return(d)
Based on net asset value	8.25%	1.41%	9.83%	5.61%	(3.66	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.60%	2.73%	2.63%	2.75%	2.42	%(g)(h)

Total expenses after fees waived and/or reimbursed	1.20%	1.20%	1.20%	1.42%	1.45	%(g)

Total expenses after fees waived and/or reimbursed and excluding excise tax	1.20%	1.20%	1.20%	1.42%	1.45	%(g)

Net investment income	1.95%	2.21%	1.94%	1.46%	1.76	%(g)

Supplemental Data
Net assets, end of period (000)	$74,536	$2,725	$1,469	$2,439	$311

Portfolio turnover rate(i)(j)	442%	426%	424%	722%	440%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended December 31,				Period from 05/19/15 (a) to 12/31/15
	2019	2018	2017	2016
Investments in underlying funds	0.02%	0.01%	0.00%	0.02%	0.03%

(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 2.81%.
(i)	Excludes investments underlying the total return swaps.
(j)	Includes mortgage dollar rolls (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,				Period from 05/19/15 (a) to 12/31/15
	2019	2018	2017	2016
Portfolio turnover rate (excluding MDRs)(i)	267%	220%	251%	488%	437%

40	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)

	Investor C
	Year Ended December 31,				Period from 05/19/15 (a) to 12/31/15
	2019	2018	2017	2016

Net asset value, beginning of period	$9.47	$10.16	$9.58	$9.51	$10.00

Net investment income(b)	0.08	0.20	0.12	0.06	0.05
Net realized and unrealized gain (loss)	0.62	(0.14)	0.73	0.40	(0.47)

Net increase (decrease) from investment operations	0.70	0.06	0.85	0.46	(0.42)

Distributions from(c)
From net investment income	(0.10)	(0.19)	(0.08)	(0.07)	(0.07)
From net realized gain	(0.20)	(0.56)	(0.19)	(0.32)	—

Total distributions	(0.30)	(0.75)	(0.27)	(0.39)	(0.07)

Net asset value, end of period	$9.87	$9.47	$10.16	$9.58	$9.51

Total Return(d)
Based on net asset value	7.43%	0.65%	8.97%	4.82%	(4.19	)%(e)

Ratios to Average Net Assets(f)
Total expenses	2.51%	3.48%	3.30%	3.43%	3.31	%(g)(h)

Total expenses after fees waived and/or reimbursed	1.95%	1.95%	1.95%	2.19%	2.20	%(g)

Total expenses after fees waived and/or reimbursed and excluding excise tax	1.95%	1.95%	1.95%	2.18%	2.20	%(g)

Net investment income	0.76%	2.01%	1.18%	0.64%	0.89	%(g)

Supplemental Data
Net assets, end of period (000)	$305	$75	$67	$193	$71

Portfolio turnover rate(i)(j)	442%	426%	424%	722%	440%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended December 31,				Period from 05/19/15 (a) to 12/31/15
	2019	2018	2017	2016
Investments in underlying funds	0.02%	0.01%	0.00%	0.02%	0.03%

(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 3.70%.
(i)	Excludes investments underlying the total return swaps.
(j)	Includes mortgage dollar rolls (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,				Period from 05/19/15 (a) to 12/31/15
	2019	2018	2017	2016
Portfolio turnover rate (excluding MDRs)(i)	267%	220%	251%	488%	437%

FINANCIAL HIGHLIGHTS	41

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds IV (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Systematic Multi-Strategy Fund (the “Fund”) (formerly known as BlackRock Alternative Capital Strategies Fund) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C shares automatically convert to Investor A Shares after approximately ten years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge		CDSC		Conversion Privilege
Institutional Shares	No		No		None
Investor A Shares	Yes	(a)	No	(a)	None
Investor C Shares	No		Yes	(b)	To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, to-be-announced (“TBA”) sale commitments, futures contracts, forward foreign currency exchange contracts, and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended December 31, 2019. The adjusted cost basis of securities at December 31, 2019 is $43,951,758. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Fund.

42	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	TBA commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are

44	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help a fund mitigate their counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements  (continued)

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

46	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets as follows:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.80%
$1 Billion — $3 Billion	0.75
$3 Billion — $5 Billion	0.72
$5 Billion — $10 Billion	0.70
Greater than $10 Billion	0.68

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements  (continued)

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—%
Investor C	0.25	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended December 31, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Total
$—	$86,508	$1,591	$88,099

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended December 31, 2019, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Total
$21,083	$6,921	$32	$28,036

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2019, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2019, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Total
$238	$139	$50	$427

For the year ended December 31, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Total
$53,324	$56,025	$357	$109,706

Other Fees: For the year ended December 31, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares was $210.

For the year ended December 31, 2019, affiliates received CDSCs of $98 for Investor C Shares.

Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2019, the amount waived was $14,313.

48	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2019, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets is as follows:

Institutional	Investor A	Investor C
0.95%	1.20%	1.95%

The Manager has agreed not to reduce or discontinue this contractual expense limitations through April 30, 2020, unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2019, amounts included in the Statement of Operations were as follows:

Fees waived and/or reimbursed by the Manager	$344,893
Administration fees waived	2,189

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager, and shown as administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific respectively, in the Statement of Operations. For the year ended December 31, 2019, the class specific expense waivers were as follows:

	Institutional	Investor A	Investor C	Total
Administration Fees Waived — Class Specific	$21,083	$6,921	$32	$28,036
Transfer Agent Fees Waived and/or Reimbursed — Class Specific	53,322	56,024	356	109,702

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective May 19, 2022, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.

On December 31, 2019, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring December 31,
	2020	2021
Fund Level	$357,002	$347,082
Institutional	8,833	74,405
Investor A	2,869	62,945
Investor C	126	388

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on December 31, 2019:

Expired December 31, 2019
Fund Level	$328,778
Institutional	6,911
Investor A	4,110
Investor C	232

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements  (continued)

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2019, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

7.	PURCHASES AND SALES

For the year ended December 31, 2019, purchases and sales of investments and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$1,518,036,235	$1,053,686,133
U.S. Government Securities	32,513,740	13,161,353

For the year ended December 31, 2019, purchases and sales related to mortgage dollar rolls were $421,298,850 and $421,162,619, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2019. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to nondeductible expenses and the use of equalization were reclassified to the following accounts:

Paid-in capital	$1,434,111
Accumulated loss	(1,434,111)

The tax character of distributions paid was as follows:

	12/31/19	12/31/18
Ordinary income(a)	$10,882,877	$2,107,367
Long-term capital gains(a)	495,180	600,879

	$11,378,057	$2,708,246

(a)	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of period end, the tax components of accumulated loss were as follows:

Undistributed ordinary income	$257,152
Net unrealized gains (losses)(a)	(6,505,104)
Qualified late-year losses(b)	(42,214)

$(6,290,166)

(a)

The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains/losses on certain futures and foreign currency contracts, amortization methods for premiums on fixed income securities, the realization for tax purposes of unrealized gains on constructive sales, the accounting for swap agreements and the timing and recognition of partnership income.

(b)	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

50	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$457,182,478

Gross unrealized appreciation	$4,869,686
Gross unrealized depreciation	(9,461,417)

Net unrealized depreciation	$(4,591,731)

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2019, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements  (continued)

Concentration Risk: The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invest a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 12/31/19		Year Ended 12/31/18
	Shares	Amount	Shares	Amount
Institutional
Shares sold	29,995,937	$301,017,705	1,501,093	$14,532,056
Shares issued in reinvestment of distributions	689,657	6,834,059	41,133	394,564
Shares redeemed	(6,056,898)	(60,721,591)	(752,661)	(7,258,403)

Net increase	24,628,696	247,130,173	789,565	$7,668,217

Investor A
Shares sold	7,668,519	$76,759,083	172,385	$1,658,750
Shares issued in reinvestment of distributions	213,591	2,116,330	15,632	150,031
Shares redeemed	(618,057)	(6,163,789)	(44,790)	(432,737)

Net increase	7,264,053	$72,711,624	143,227	$1,376,044

Investor C
Shares sold	24,664	$247,082	1,298	$12,422
Shares issued in reinvestment of distributions	715	7,080	380	3,648
Shares redeemed	(2,412)	(24,012)	(356)	(3,424)

Net increase	22,967	$230,150	1,322	$12,646

Total Net Increase	31,915,716	$320,071,947	934,114	$9,056,907

As of December 31, 2019, shares of the Fund owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund, were as follows:

Institutional	Investor A	Investor C	Total
2,497,309	2,001	2,000	2,501,310

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

52	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Systematic Multi-Strategy Fund and the Board of Trustees of BlackRock Funds IV:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of BlackRock Systematic Multi-Strategy Fund (formerly, BlackRock Alternative Capital Strategies Fund) of BlackRock Funds IV (the “Fund”), including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for the year ended December 31, 2016 and for the period from May 19, 2015 (commencement of operations) through December 31, 2015 were audited by other auditors whose report dated February 24, 2017, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

February 24, 2020

We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information  (Unaudited)

During the fiscal year ended December 31, 2019, the following information is provided with respect to the ordinary income distributions paid by the Fund:

	Payable Date
Qualified Dividend Income for Individuals(a)	April 2019	1.62%
	July 2019 — December 2019	1.16
Dividends Qualifying for the Dividend Received Deduction for Corporations(a)	January — December 2019	1.13
Interest-Related Dividends and Qualified Short-Term Gains for Non-U.S. Residents(b)	April 2019	64.23
	July 2019, October 2019	62.28
	December 2019	95.31
Federal Obligation Interest(c)	January — December 2019	2.08

(a)	The Funds hereby designate the percentage indicated or the maximum amount allowable by law.
(b)	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
(c)

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

Additionally, the Systematic Multi-Strategy Fund distributed long-term capital gains of $0.011855 per share to shareholders of record on December 27, 2019.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	53

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BlackRock Funds IV, on behalf of BlackRock Systematic Multi-Strategy Fund, met on November 14-15, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio and BlackRock Credit Strategies Income Fund, each a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

54	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Richard E. Cavanagh 1946	Co-Chair of the Board and Trustee (Since 2019)	Director, The Guardian Life Insurance Company of America since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009); Director, Arch Chemicals (chemical and allied products) from 1999 to 2011; Trustee, Educational Testing Service from 1997 to 2009 and Chairman thereof from 2005 to 2009; Senior Advisor, The Fremont Group since 2008 and Director thereof since 1996; Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.	86 RICs consisting of 110 Portfolios	None
Karen P. Robards 1950	Co-Chair of the Board and Trustee (Since 2019)	Principal of Robards & Company, LLC (consulting and private investing) since 1987; Co-founder and Director of the Cooke Center for Learning and Development (a not-for-profit organization) since 1987; Director of Enable Injections, LLC (medical devices) since 2019; Investment Banker at Morgan Stanley from 1976 to 1987.	86 RICs consisting of 110 Portfolios	Greenhill & Co., Inc.; AtriCure, Inc. (medical devices) from 2000 until 2017
Michael J. Castellano 1946	Trustee (Since 2019)	Chief Financial Officer of Lazard Group LLC from 2001 to 2011; Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director, Support Our Aging Religious (non-profit) from 2009 to June 2015 and since 2017; Director, National Advisory Board of Church Management at Villanova University since 2010; Trustee, Domestic Church Media Foundation since 2012; Director, CircleBlack Inc. (financial technology company) since 2015.	86 RICs consisting of 110 Portfolios	None
Cynthia L. Egan 1955	Trustee (Since 2019)	Advisor, U.S. Department of the Treasury from 2014 to 2015; President, Retirement Plan Services, for T. Rowe Price Group, Inc. from 2007 to 2012; executive positions within Fidelity Investments from 1989 to 2007.	86 RICs consisting of 110 Portfolios	Unum (insurance); The Hanover Insurance Group (insurance); Envestnet (investment platform) from 2013 until 2016
Frank J. Fabozzi (d) 1948	Trustee (Since 2019)	Editor of The Journal of Portfolio Management since 1986; Professor of Finance, EDHEC Business School (France) since 2011; Visiting Professor, Princeton University for the 2013 to 2014 academic year and Spring 2017 semester; Professor in the Practice of Finance, Yale University School of Management from 1994 to 2011 and currently a Teaching Fellow in Yale’s Executive Programs; Board Member, BlackRock Equity-Liquidity Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011.	87 RICs consisting of 111 Portfolios	None
Henry Gabbay 1947	Trustee (Since 2019)	Board Member, BlackRock Equity-Bond Board from 2007 to 2018; Board Member, BlackRock Equity-Liquidity and BlackRock Closed-End Fund Boards from 2007 through 2014; Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	86 RICs consisting of 110 Portfolios	None

TRUSTEE AND OFFICER INFORMATION	55

Trustee and Officer Information  (continued)

Independent Trustees (a) (continued)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
R. Glenn Hubbard 1958	Trustee (Since 2019)	Dean, Columbia Business School from 2004 to 2019; Faculty member, Columbia Business School since 1988.	86 RICs consisting of 110 Portfolios	ADP (data and information services); Metropolitan Life Insurance Company (insurance); KKR Financial Corporation (finance) from 2004 until 2014
W. Carl Kester (d) 1951	Trustee (Since 2019)	George Fisher Baker Jr. Professor of Business Administration, Harvard Business School since 2008; Deputy Dean for Academic Affairs from 2006 to 2010; Chairman of the Finance Unit, from 2005 to 2006; Senior Associate Dean and Chairman of the MBA Program from 1999 to 2005; Member of the faculty of Harvard Business School since 1981.	87 RICs consisting of 111 Portfolios	None
Catherine A. Lynch (d) 1961	Trustee (Since 2019)	Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury Management, The George Washington University from 1999 to 2003; Assistant Treasurer, Episcopal Church of America from 1995 to 1999.	87 RICs consisting of 111 Portfolios	None

Interested Trustees (a)(e)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	123 RICs consisting of 287 Portfolios	None
John M. Perlowski (d) 1964	Trustee (Since 2015); President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	124 RICs consisting of 288 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.

(b) Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.

(d) Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund.

(e) Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Multi-Asset Complex.

56	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Development and Oversight for BlackRock’s Strategic Product Management Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Chief Financial Officer of the iShares® exchange traded funds since 2019; Managing Director of BlackRock, Inc. since 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.
Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b) Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective September 4, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Trust.

Effective September 5, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Trust.

Effective February 19, 2020, Henry Gabbay resigned as a Trustee of the Trust.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Distributor

BlackRock Investments, LLC

New York, NY 10022

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	57

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Fund’s Form N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

58	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in this Report Currency

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviations

EURIBOR	Euro Interbank Offered Rate

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

NVDR	Non-voting Depository Receipts

OTC	Over-the-Counter

PCL	Public Company Limited

SIBOR	Singapore Interbank Offered Rate

STIBOR	Stockholm Interbank Offered Rate

ADDITIONAL INFORMATION / GLOSSARY OF TERMS USED IN THIS REPORT	59

Want to know more?

blackrock.com    |    877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SMS-12/19-AR

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Michael Castellano

Frank J. Fabozzi

Henry Gabbay

Catherine A. Lynch

Karen P. Robards

The registrant’s board of directors has determined that Karen P. Robards qualifies as an audit committee financial expert pursuant to Item 3(c)(4) of Form N-CSR.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche (“D&T) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock	$65,688	$65,688	$0	$0	$20,600	$21,200	$0	$0

Systematic Multi-Strategy Fund

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,050,500	$2,274,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,050,500 and $2,274,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-

audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Systematic Multi-Strategy Fund	$20,600	$21,200

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,050,500	$2,274,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to the registrant.

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds IV

Date: March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds IV

Date: March 6, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds IV

Date: March 6, 2020